UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23592

First Eagle Credit Opportunities Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

New York, NY 10105-4300

Sheelyn Michael

First Eagle Investment Management, LLC 1345 Avenue of the Americas

New York, NY 10105

Registrant’s telephone number, including area code: 1-212-698-330

Date of fiscal year end: December 31

Date of reporting period: June 30,2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N- CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549- 1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

2

Semiannual Report

June 30, 2025

First Eagle Credit Opportunities Fund

Advised by First Eagle Investment Management, LLC

Table of Contents

Fund Overview	4
Consolidated Schedule of Investments	6
Consolidated Statement of Assets and Liabilities	54
Consolidated Statement of Operations	55
Consolidated Statements of Changes in Net Assets	56
Consolidated Statement of Cash Flows	58
Financial Highlights	60
Notes to Financial Statements	66
Fund Expenses	98
General Information	102
Dividend Reinvestment Plan	103
Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement	104
Board Considerations for Continuation of Current Sub-Advisory Agreement and Approval of New Sub-Advisory Agreement	108

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

This page was intentionally left blank.

First Eagle Credit Opportunities Fund

Fund Overview

Data as of June 30, 2025 (unaudited)

Asset Allocation Breakout*^ (%)

Debt Breakdown** (%)

Secured vs. Unsecured
First Lien Secured Loans	96.20
Second Lien Secured Loans	2.09
Unsecured Debt	1.71
Floating vs Fixed
Floating Rate	98.29
Fixed Rate	1.71

Industries* (%)

Health Care Services	11.9
Research & Consulting Services	8.0
Application Software	5.3
Insurance Brokers	4.3
IT Consulting & Other Services	4.2

Portfolio Characteristics**

Weighted Average Loan Spread	4.62
% of Portfolio at Floor	0.00
Weighted Average Maturity (Years)	4.13
Weighted Average Duration (Years)	0.13
Weighted Average Days to Reset	31.32	***
Weighted Average Purchase Price	$98.81
Weighted Average Market Price	$97.13
Number of Positions	514

^  Broadly Syndicated Loans, Middle Market Loans and Directly Originated Loans are presented under the Senior Loans category on the Schedule of Investments.

*  Asset Allocation and Industries percentages are based on total investments, at fair value, in the portfolio.

**  Excludes short-term investments, common stocks and warrants.

***  Includes Senior Loans only.

†  Less than 0.05%.

  The Fund's portfolio composition is subject to change at any time.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Fund Overview

Top 10 Holdings* (%)

Grant Thornton Advisors LLC, 2025 Incremental Term Loan — First Lien (Research & Consulting Services, United States)	1.5
Irving Parent, Corp. (Quisitive), Initial Term Loan — First Lien (IT Consulting & Other Services, United States)	1.2
Sagebrush Buyer, LLC (Province), Initial Term Loan — First Lien (Research & Consulting Services, United States)	1.2
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan — First Lien (Research & Consulting Services, United States)	1.2
841 Prudential MOB LLC, Term Loan — First Lien (Real Estate Development, United States)	1.2
Monarch Behavioral Therapy, LLC, Closing Date Term Loan — First Lien (Health Care Services, United States)	1.2
Unified Patents, LLC, Term A Loan — First Lien (IT Consulting & Other Services, United States)	1.1
National Mentor Holdings, Inc. (Civitas Solutions), Initial Term Loan — Second Lien (Health Care Services, United States)	1.1
Syner-G Intermediate Holdings, LLC, Term Loan — First Lien (Pharmaceuticals, United States)	1.0
Advantmed Buyer Inc., Initial Term Loan — First Lien (Health Care Technology, United States)	1.0
Total	11.7

*  Holdings in cash, short-term commercial paper, long-term commercial paper and other short-term cash equivalents have been excluded.

  Percentages are based on total net assets.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Senior Loans (a) — 116.2%
Advertising — 1.8%
Data Driven Intermediate, LLC, Revolving Loan — First Lien (PRIME 3 month + 2.75%), 10.25%, 05/01/2030‡ (b)(c)	107,226	106,422
Data Driven Intermediate, LLC, Term Loan — First Lien (SOFR 3 month + 3.75%), 8.03%, 05/01/2030‡ (b)(c)(d)	2,487,900	2,469,241
MH Sub I, LLC (WebMD Health/Micro Holdings/ Internet Brands), 2023 May Incremental Term Loan — First Lien (SOFR 1 month + 4.25%), 8.58%, 05/03/2028 (e)	4,103,616	3,857,399
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), First Out New Money Term Loan — First Lien (SOFR 3 month + 5.00%), 9.59%, 07/15/2028 (e)	916,663	916,236
New Insight Holdings Inc. (Research Now/Dynata/Survey Sampling), Second Out Term Loan — First Lien (SOFR 3 month + 5.50%), 10.09%, 10/16/2028 (f)	4,974,874	4,424,529
WH Borrower, LLC (aka WHP Global), Initial Term Loan — First Lien (SOFR 3 month + 4.75%), 9.07%, 02/20/2032 (e)	3,000,000	3,004,680
		14,778,507
Aerospace & Defense — 1.3%
Chromalloy Corp., Term Loan — First Lien (SOFR 3 month + 3.75%), 8.04%, 03/27/2031 (e)(f)	5,962,443	5,979,198
Karman Holdings Inc., Initial Term Loan — First Lien (SOFR 3 month + 3.50%), 7.80%, 04/01/2032‡ (b)	3,000,000	3,011,250
MAG DS Corp., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.90%, 04/01/2027 (b)(d)	1,951,267	1,887,851
		10,878,299
Agricultural & Farm Machinery — 0.1%
Hydrofarm Holdings Group, Inc., Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.04%, 10/25/2028‡ (b)(d)	1,118,882	923,077
Air Freight & Logistics — 1.0%
Air Buyer Inc. (Condata Global), Term Loan — First Lien (SOFR 3 month + 5.50%), 9.78%, 07/23/2030‡ (b)(c)(d)	3,286,424	3,187,831

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Air Freight & Logistics — 1.0% (continued)
AIT Worldwide Logistics Holdings, Inc., Initial Term Loan — First Lien (SOFR 3 month + 4.00%), 8.26%, 04/08/2030 (e)	4,975,000	4,994,278
		8,182,109
Apparel Retail — 0.2%
Lids Holdings, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.96%, 12/14/2026‡ (b)	898,782	894,288
Xcel Brands, Inc., Intial Term Loan A — First Lien (SOFR 1 month + 8.50%, 2.00% Floor), 12.83%, 12/12/2028‡ (b)(c)	1,166,667	1,166,666
		2,060,954
Apparel, Accessories & Luxury Goods — 1.4%
Gloves Buyer, Inc. (Protective Industrial Products), Initial Term Loan — First Lien (SOFR 1 month + 4.00%), 8.32%, 05/21/2032 (f)	3,000,000	2,947,500
Rachel Zoe, Inc., Second Amendment Effective Date Tranche A Loan — First Lien (SOFR 3 month + 7.66%, 3.00% Floor), 11.96%, 10/13/2026‡ (b)(c)(d)	349,972	349,972
Rachel Zoe, Inc., Tranche A Loan — First Lien (SOFR 3 month + 7.66%, 3.00% Floor), 11.96%, 10/13/2026‡ (b)(c)(d)	1,076,087	1,076,087
TR Apparel, LLC, Term Loan — First Lien (SOFR 1 month + 6.25%, 2.00% Floor), 10.57%, 06/21/2027‡ (b)(c)(d)	6,682,842	6,682,841
		11,056,400
Application Software — 6.6%
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 0.75% Floor), 9.08%, 07/22/2029‡ (b)(c)	2,635,000	2,602,062
AppHub LLC, Delayed Draw Tem Loan — First Lien (SOFR 6 month + 5.75%, 1.00% Floor), 10.19%, 09/29/2028‡ (b)(c)	365,863	364,034
AppHub LLC, June 2024 Delayed Draw Term Loan — First Lien (SOFR 6 month + 5.75%, 1.00% Floor), 10.25%, 09/29/2028‡ (b)(c)	2,031,983	2,021,823
AppHub LLC, Term Loan — First Lien (SOFR 6 month + 5.75%, 1.00% Floor), 10.22%, 09/29/2028‡ (b)(c)(d)	2,655,580	2,642,302

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software — 6.6% (continued)
Boxer Parent Co., Inc. (BMC Software) (Banff Merger Sub), 2031 Replacement Dollar Term Loan — First Lien (SOFR 3 month + 3.00%), 7.33%, 07/30/2031 (e)(f)	6,982,500	6,947,134
CE Intermediate I, LLC (Clubessential), 2025 Refinancing Term Loan — First Lien 03/25/2032 (f)	997,494	998,740
Cloud Software Group, Inc. (TIBCO Software), Sixth Amendment Term Loan — First Lien (SOFR 3 month + 3.75%, 0.50% Floor), 8.05%, 03/21/2031 (e)	2,985,000	2,993,388
Cloudera, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.75%), 8.18%, 10/08/2028 (e)(f)	3,000,000	2,892,000
Clover Holdings 2 LLC (Cohesity), Initial Floating Rate Term Loan — First Lien (SOFR 3 month + 4.00%), 8.31%, 12/09/2031 (e)	3,000,000	3,008,430
CMI Marketing, Inc. (AdThrive), Initial Term Loan 2021 — First Lien (SOFR 1 month + 4.25%), 8.69%, 03/23/2028	518,083	509,664
EagleView Technology Corp., Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% PIK), 10.80%, 08/14/2028 (e)(f)	3,189,405	3,112,987
Enverus Holdings, Inc., Class A Revolving Credit Loan — First Lien (SOFR 1 month + 5.50%, 0.75% Floor), 9.82%, 12/24/2029‡ (b)	21,181	20,651
Enverus Holdings, Inc., Initial Term Loan — First Lien (SOFR 1 month + 5.50%, 0.75% Floor), 9.83%, 12/24/2029‡ (b)	3,928,945	3,928,945
Genesys Cloud Services Holdings I, LLC (Greeneden), Initial 2025 Dollar Term Loan — First Lien 01/30/2032 (f)	3,000,000	3,002,910
Mitchell International, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.25%), 7.58%, 06/17/2031 (f)	7,000,000	7,002,310
Rocket Software, Inc., Extended Dollar Term Loan — First Lien (SOFR 1 month + 4.25%), 8.58%, 11/28/2028 (e)	2,091,149	2,098,364
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.68%, 11/17/2028‡ (b)(c)(d)	3,229,688	3,229,687

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Application Software — 6.6% (continued)
Upland Software, Inc., Initial Term Loan — First Lien (SOFR 1 month + 3.75%), 8.18%, 08/06/2026 (e)	3,273,345	3,199,695
WatchGuard Technologies, Inc., Initial Term Loan — First Lien 07/02/2029 (f)	2,992,308	2,973,606
		53,548,732
Asset Management & Custody Banks — 1.4%
Apella Capital, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.83%, 03/01/2029‡ (b)(c)	248,875	248,875
Apella Capital, LLC, First Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.79%, 03/01/2029‡ (b)(c)	294,279	294,279
Apella Capital, LLC, First Amendment Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.82%, 03/01/2029‡ (b)(c)(d)	588,558	588,558
Apella Capital, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.82%, 03/01/2029‡ (b)(c)(d)	1,257,300	1,257,300
Apella Capital, LLC, Revolving Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.82%, 03/01/2029‡ (b)(c)	273,059	273,059
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.81%, 03/01/2029‡ (b)(c)	995,838	995,838
Apella Capital, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.82%, 03/01/2029‡ (b)(c)(d)	995,838	995,837
Apella Capital, LLC, Third Amendment Delayed Draw Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.80%, 03/01/2029‡ (b)(c)	36,745	36,745
Focus Financial Partners, LLC, Tranche B Incremental Term Loan — First Lien (SOFR 1 month + 2.75%), 7.08%, 09/15/2031 (f)	3,337,466	3,334,145
IPM MSO Management, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.94%, 06/17/2026‡ (b)(c)(d)	779,077	751,809

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Asset Management & Custody Banks — 1.4% (continued)
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.94%, 06/17/2026‡ (b)(c)(d)	93,552	90,278
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien (SOFR 3 month + 6.50%), 10.94%, 06/17/2026‡ (b)(c)(d)	214,319	206,818
Oak Point Partners, LLC, Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 9.18%, 12/01/2027‡ (b)(c)(d)	1,994,350	1,994,350
		11,067,891
Auto Parts & Equipment — 1.4%
Clarios Global LP (Panther/Power Solutions), Amendment No. 6 Dollar Term Loan — First Lien (SOFR 1 month + 2.75%), 7.08%, 01/28/2032 (e)(f)	1,000,000	1,002,190
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 9.08%, 12/19/2026‡ (b)(c)(d)	4,385,678	4,385,678
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 9.08%, 12/19/2026‡ (b)(c)(d)	1,394,435	1,394,435
First Brands Group, LLC, 2022-II Incremental Term Loan — First Lien (SOFR 3 month + 5.00%), 9.54%, 03/30/2027 (e)	991,866	938,762
Hertz Corp., The, 2023 Incremental Term Loan — First Lien (SOFR 3 month + 3.75%), 8.03%, 06/30/2028	994,962	826,440
Hertz Corp., The, Initial Term B Loan — First Lien (SOFR 3 month + 3.50%), 8.04%, 06/30/2028	1,806,455	1,506,539
Hertz Corp., The, Initial Term C Loan — First Lien (SOFR 3 month + 3.50%), 8.04%, 06/30/2028	354,633	295,755
Power Stop, LLC, Initial Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 9.13%, 01/26/2029 (e)	992,207	750,773
		11,100,572
Biotechnology — 0.5%
Solaris US Bidco LLC (Therakos), Initial Term Loan — First Lien (SOFR 3 month + 5.25%), 9.58%, 11/29/2030 (e)	3,982,494	3,920,267

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Broadcasting — 0.3%
Allen Media, LLC, Initial Term Loan 2021 — First Lien (SOFR 3 month + 5.50%), 9.95%, 02/10/2027	1,933,663	1,248,179
Learfield Communications, LLC, 2024 Refinancing Term Loan — First Lien (SOFR 1 month + 4.50%), 8.83%, 06/30/2028 (e)(f)	1,279,086	1,290,278
		2,538,457
Building Products — 0.2%
Opal Bidco SAS (Opella LLC), Facility B2 — First Lien (SOFR 6 month + 3.25%), 7.39%, 04/28/2032	2,000,000	2,010,630
Casinos & Gaming — 1.8%
Bingo Holdings I LLC (PlayAGS), Term Loan B — First Lien 06/12/2032 (f)	1,000,000	985,940
Catawba Nation Gaming Authority, Initial Term B Loan — First Lien (SOFR 3 month + 4.75%), 9.05%, 03/29/2032 (b)(e)	6,600,000	6,690,750
J & J Ventures Gaming, LLC, 2025 Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 04/26/2030 (e)(f)	6,982,500	6,912,954
		14,589,644
Commodity Chemicals — 0.4%
A&A Global Imports, LLC, First Out Term Loan — First Lien (SOFR 3 month, 1.00% Floor, 6.50% PIK), 10.97%, 06/01/2026‡ (b)(c)(d)	1,006,211	145,551
A&A Global Imports, LLC, Last Out Term Loan — First Lien (SOFR 3 month, 1.00% Floor, 8.50% PIK), 12.97%, 06/01/2026‡ (b)(c)(d)	1,147,836	—
A&A Global Imports, LLC, New Revolving Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.95%, 06/01/2026‡ (b)(c)	51,164	51,164
Hexion Holdings Corp., 2024 Refinancing Term Loan — First Lien (SOFR 1 month + 4.00%), 8.31%, 03/15/2029 (e)	2,977,500	2,974,701
		3,171,416
Construction & Engineering — 0.3%
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Closing Date Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.43%, 12/15/2028‡ (b)(c)(d)	946,918	939,816

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Construction & Engineering — 0.3% (continued)
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.41%, 12/15/2028‡ (b)(c)	639,437	634,641
TriStrux, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 12.45%, 12/23/2026‡ (b)(c)(d)	315,854	221,080
TriStrux, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor, 2.00% PIK), 12.45%, 12/23/2026‡ (b)(c)(d)	895,783	626,999
TriStrux, LLC, Revolving Loan — First Lien (SOFR 3 month + 8.00%, 1.00% Floor), 12.45%, 12/23/2026‡ (b)(c)	321,226	224,840
		2,647,376
Data Processing & Outsourced Services — 0.4%
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 9.05%, 04/09/2031‡ (b)(c)(d)	3,221,477	3,185,235
Distillers & Vintners — 0.1%
Sazerac Co. Inc., SAZECO Term Loan B — First Lien 06/25/2032‡ (f)	532,255	532,921
Distributors — 0.4%
Highline Aftermarket Acquisition, LLC, 2025-1 Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 02/19/2030 (e)	2,992,500	3,014,944
Diversified Chemicals — 1.0%
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.68%, 03/31/2029‡ (b)(c)	2,899,307	2,877,561
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.68%, 03/31/2029‡ (b)(c)(d)	5,102,258	5,063,991
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver — First Lien (SOFR 1 month + 6.25%), 10.68%, 03/31/2029‡ (b)(c)	598,810	594,319
		8,535,871

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Diversified Support Services — 1.5%
AMCP Clean Acquisition Co LLC (PureStar), 2024 Incremental Delayed Draw Term Loan — First Lien (SOFR 3 month + 4.75%), 9.05%, 06/15/2028‡ (b)	1,626,825	1,623,775
AMCP Clean Acquisition Co LLC (PureStar), Amendment No.1 Refinancing Term Loan — First Lien (SOFR 3 month + 4.75%, 0.50% Floor), 9.05%, 06/15/2028‡ (b)(d)	4,400,000	4,391,749
Ardonagh Midco 3 Ltd., Syndicated Facility B (USD) — First Lien (SOFR 3 month + 2.75%), 7.04%, 02/15/2031	989,053	984,108
Streetmasters Intermediate, Inc., Revolver — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 9.55%, 04/01/2030‡ (b)(c)	46,667	46,083
Streetmasters Intermediate, Inc., Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 9.55%, 04/01/2030‡ (b)(c)(d)	5,133,333	5,069,167
		12,114,882
Education Services — 1.7%
Cengage Learning, Inc., 2024 Refinancing Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 03/24/2031 (e)	2,977,538	2,988,138
Point Quest Acquisition, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%), 9.72%, 08/14/2028‡ (b)(c)	1,115,469	1,115,469
Point Quest Acquisition, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.67%, 08/14/2028‡ (b)(c)(d)	7,494,479	7,494,479
Point Quest Acquisition, LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.68%, 08/14/2028‡ (b)(c)	823,714	823,714
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.71%, 08/14/2028‡ (b)(c)	1,560,593	1,560,593
		13,982,393
Electric Utilities — 0.2%
Mission Critical Group, LLC, Term Loan — First Lien (SOFR 3 month + 6.00%), 10.28%, 04/17/2030‡ (b)(c)(d)	2,251,553	2,229,037

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Electrical Components & Equipment — 0.8%
Energy Acquisition LP (ECI), Closing Date Term Loan — First Lien (SOFR 3 month + 6.50%, 2.00% Floor), 10.80%, 05/10/2029‡ (b)(c)(d)	6,272,600	6,241,237
Electronic Equipment & Instruments — 0.2%
VeriFone Systems, Inc., 2025-1 Term Loan — First Lien (SOFR 3 month + 5.50%, 4.50% PIK), 14.71%, 08/18/2028	1,835,627	1,722,736
Electronic Manufacturing Services — 1.5%
Creation Technologies Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 10.05%, 10/05/2028 (e)	4,923,858	4,874,620
Natel Engineering Co., Inc., Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.69%, 04/30/2026 (d)	8,445,542	7,743,548
		12,618,168
Environmental & Facilities Services — 2.4%
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.79%, 03/27/2030‡ (b)(c)	295,577	291,144
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.72%, 03/27/2030‡ (b)(c)(d)	6,899,263	6,795,774
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.80%, 03/27/2030‡ (b)(c)	353,808	348,501
EnergySolutions (Energy Capital Partners), Initial Term Loan — First Lien (SOFR 1 month + 3.25%), 7.58%, 09/20/2030	2,866,001	2,887,496
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.48%, 10/30/2029‡ (b)(c)	344,151	344,151
SR Landscaping, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.44%, 10/30/2029‡ (b)(c)(d)	2,661,457	2,661,457

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Environmental & Facilities Services — 2.4% (continued)
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.44%, 10/30/2029‡ (b)(c)	886,170	886,170
SR Landscaping, LLC, Revolving Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.55%, 10/30/2029‡ (b)(c)	284,870	284,870
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.76%, 07/12/2030‡ (b)(c)(d)	4,952,889	4,903,360
		19,402,923
Financial Exchanges & Data — 0.6%
Priority Holdings, LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.75%), 9.08%, 05/16/2031 (e)	4,943,400	4,964,410
Footwear — 0.2%
Beach Acquisition Bidco LLC (Skechers), SKX Term Loan B — First Lien 06/26/2032 (f)	1,000,000	1,006,250
SHO Holding I Corp., Tranche A Term Loan — First Lien (SOFR 1 month + 6.50%), 10.94%, 06/30/2029‡ (b)(c)	538,871	538,871
		1,545,121
Forest Products — 0.4%
Ahlstrom Holding 3 Oy, Term Loan B- First Lien 05/22/2030 (f)	3,000,000	2,996,250
Health Care Distributors — 0.5%
Prescott's Inc., Term Loan — First Lien (SOFR 3 month + 4.75%, 1.00% Floor), 9.05%, 12/30/2030‡ (b)(c)(d)	4,042,398	4,012,080
Health Care Facilities — 1.4%
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.73%, 06/08/2029‡ (b)(c)(d)	1,789,077	1,744,350
Crisis Prevention Institute, Inc., 2024 Term Loan — First Lien (SOFR 3 month + 4.00%, 0.50% Floor), 8.30%, 04/09/2031 (e)	5,026,350	5,036,831
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien (SOFR 1 month + 5.25%), 9.68%, 05/28/2027‡ (b)(c)(d)	1,960,000	1,950,200

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Facilities — 1.4% (continued)
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.25%), 9.68%, 05/28/2027‡ (b)(c)(d)	1,960,000	1,950,200
Quorum Health Resources (QHR), Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 9.68%, 05/28/2027‡ (b)(c)(d)	1,035,506	1,030,328
		11,711,909
Health Care Services — 14.7%
Anne Arundel Dermatology Management, LLC, DDTL A — First Lien (SOFR 3 month + 5.50%, 1.00% Floor, 4.25% PIK), 11.45%, 10/15/2027‡ (b)(c)(d)	121,332	113,446
Anne Arundel Dermatology Management, LLC, DDTL B — First Lien (SOFR 3 month + 5.50%, 1.00% Floor, 1.00% PIK), 10.95%, 10/15/2027‡ (b)(c)(d)	207,735	194,232
Anne Arundel Dermatology Management, LLC, DDTL C — First Lien (SOFR 3 month + 5.50%, 1.00% Floor, 4.25% PIK), 11.45%, 10/15/2027‡ (b)(c)	578,512	540,908
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor, 4.25% PIK), 11.45%, 10/15/2027‡ (b)(c)(d)	2,002,235	1,872,090
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 09/29/2028‡ (b)(c)(d)	1,209,987	1,209,987
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 09/29/2028‡ (b)(c)(d)	2,869,921	2,869,921
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 09/29/2028‡ (b)(c)	258,790	258,790
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 12/20/2027‡ (b)(c)	900,174	877,670

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 14.7% (continued)
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 12/20/2027‡ (b)(c)(d)	2,072,093	2,020,291
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 12/20/2027‡ (b)(c)(d)	4,670,148	4,576,745
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.65%, 09/16/2027‡ (b)(c)(d)	885,163	885,163
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.90%, 09/16/2027‡ (b)(c)	985,909	985,909
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.90%, 09/30/2027‡ (b)(c)	1,189,756	1,189,756
Community Based Care Acquisition, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.65%, 09/16/2027‡ (b)(c)(d)	2,183,232	2,183,232
Dermatology Intermediate Holdings III, Inc. (Forefront), Term B-1 Loan — First Lien (SOFR 3 month + 5.50%, 0.50% Floor), 9.78%, 03/30/2029‡ (e)(f)	5,441,212	4,965,106
Elevate HD Parent, Inc., Delayed Draw Term Loan A — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.43%, 08/20/2029‡ (b)(c)	74,696	74,696
Elevate HD Parent, Inc., Delayed Draw Term Loan B — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.43%, 08/20/2029‡ (b)(c)	274,327	274,327
Elevate HD Parent, Inc., Initial Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.43%, 08/20/2029‡ (b)(c)(d)	3,193,125	3,193,125
Elevate HD Parent, Inc., Revolving Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.42%, 08/20/2029‡ (b)(c)	86,667	86,667

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 14.7% (continued)
Endo1 Partners, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.76%, 2.00% Floor), 8.32%, 05/23/2030‡ (b)(c)(d)	1,523,810	1,500,952
Endo1 Partners, LLC, Last Out Term Loan — First Lien (SOFR 1 month + 6.76%, 2.00% Floor), 11.08%, 05/24/2030‡ (b)(c)(d)	5,714,286	5,592,377
Endo1 Partners, LLC, Revolving Loan — First Lien (SOFR 1 month + 4.00%, 1.00% Floor), 8.32%, 05/23/2030‡ (b)(c)	375,251	367,746
Epic Staffing Group (Cirrus/Tempus/Explorer Investor), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 0.50% Floor), 10.29%, 06/28/2029‡ (b)	4,864,490	4,256,429
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.55%, 03/29/2030‡ (b)(c)	564,865	553,567
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan — First Lien (SOFR 1 month + 6.25%, 1.00% Floor), 10.58%, 03/29/2030‡ (b)(c)(d)	3,090,405	3,028,597
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.55%, 03/29/2030‡ (b)(c)	356,757	349,622
Gen4 Dental Partners Opco, LLC, Initial Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.06%, 05/13/2030‡ (b)(c)(d)	5,458,750	5,335,928
Global Medical Response, Inc., 2024 Extended Term Loan — First Lien (SOFR 3 month + 4.75%, 0.75% PIK), 9.83%, 10/31/2028 (e)(f)	4,991,716	5,003,276
Houseworks Holdings, Fourth Amendment Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 9.50%, 12/15/2028‡ (b)(c)(d)	2,630,089	2,616,939
Houseworks Holdings, Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.18%, 12/15/2028‡ (b)(c)	264,478	263,156

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 14.7% (continued)
Houseworks Holdings, Third Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.56%, 12/15/2028‡ (b)(c)	730,864	727,210
Houseworks Holdings, Third Amendment Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 9.50%, 12/15/2028‡ (b)(c)(d)	1,666,353	1,658,022
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan — First Lien (SOFR 1 month + 7.00%, 1.00% Floor), 11.44%, 02/28/2029‡ (b)(c)(d)	8,046,220	7,161,135
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien (SOFR 1 month + 7.00%, 1.00% Floor), 11.44%, 02/28/2029‡ (b)(c)(d)	2,060,828	1,834,137
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.18%, 12/06/2027‡ (b)(c)(d)	570,904	570,903
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.18%, 12/06/2027‡ (b)(c)(d)	1,703,641	1,703,641
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.18%, 12/06/2027‡ (b)(c)	439,157	439,157
LMSI Buyer, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 10/25/2027‡ (b)(c)(d)	2,128,090	1,979,124
LMSI Buyer, LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.20%, 10/25/2027‡ (b)(c)	390,516	363,180
LSCS Holdings Inc. (Dohmen Life Science Services/Project Ghost), 2025 Refinancing Term Loan — First Lien (SOFR 3 month + 4.50%), 8.80%, 03/04/2032 (e)(f)	4,682,572	4,603,554
Medrina, LLC, Initial Term Loan — First Lien (SOFR 6 month + 6.00%, 1.00% Floor), 10.13%, 10/20/2029‡ (b)(c)(d)	5,424,347	5,424,347
Medrina, LLC, Primary DDTL — First Lien (SOFR 6 month + 6.00%, 1.00% Floor), 10.25%, 10/20/2029‡ (b)(c)	958,740	958,740

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Services — 14.7% (continued)
Monarch Behavioral Therapy, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.33%, 06/06/2030‡ (b)(c)(d)	9,571,897	9,524,038
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.33%, 06/06/2030‡ (b)(c)	1,469,792	1,462,443
Monarch Behavioral Therapy, LLC, Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.32%, 06/06/2030‡ (b)(c)	527,932	525,292
National Mentor Holdings, Inc. (Civitas Solutions), Initial Term Loan — Second Lien (SOFR 3 month + 7.25%, 0.75% Floor), 11.65%, 03/02/2029	9,386,585	8,954,802
Neon Maple Purchaser Inc. (Nuvie), Tranche B-1 Term Loan — First Lien (SOFR 1 month + 3.00%), 7.33%, 11/17/2031 (e)(f)	3,000,000	3,008,430
NSM Top Holdings Corp. (National Seating & Mobility Inc.), 2025 Refinancing Term Loan — First Lien (SOFR 3 month + 4.75%), 9.15%, 05/14/2029 (e)(f)	1,769,772	1,782,337
Visante Acquisition, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.03%, 01/31/2030‡ (b)(c)(d)	4,914,816	4,914,816
Women's Care Holdings, Inc., Initial Term Loan — Second Lien (SOFR 3 month + 8.25%, 0.75% Floor), 12.63%, 01/12/2029 (d)	5,701,232	4,762,894
		119,598,852
Health Care Supplies — 0.5%
Journey Personal Care (Domtar Corp.), Term B Loan — First Lien (SOFR 3 month + 3.75%), 8.05%, 03/01/2028 (e)	3,939,081	3,945,639
Health Care Technology — 3.3%
Advantmed Buyer Inc., DDTL — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.32%, 02/14/2031‡ (b)(c)	1,156,132	1,140,958
Advantmed Buyer Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.30%, 02/14/2031‡ (b)(c)(d)	8,170,000	8,062,769

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Health Care Technology — 3.3% (continued)
athenahealth Group Inc., Initial Term Loan — First Lien (SOFR 1 month + 2.75%, 0.50% Floor), 7.08%, 02/15/2029 (e)	2,224,012	2,224,290
Cotiviti, Inc., Initial Floating Rate Term Loan — First Lien (SOFR 1 month + 2.75%), 7.07%, 05/01/2031	1,992,475	1,985,631
CPI Buyer, LLC (Archimedes/Antylia), Initial Term Loan — First Lien 05/27/2032 (f)	3,000,000	2,927,490
Ensemble RCM, LLC, Term B Loan — First Lien (SOFR 3 month + 3.00%), 7.28%, 08/01/2029	801,697	805,729
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien (SOFR 3 month + 6.75%), 11.05%, 04/01/2029‡ (b)(c)(d)	7,008,065	7,008,050
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan — First Lien (SOFR 6 month + 6.50%, 1.00% Floor), 10.74%, 01/08/2029‡ (b)(c)(d)	2,794,355	2,794,355
		26,949,272
Heavy Electrical Equipment — 1.4%
APS Acquisition Holdings, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.80%, 07/11/2029‡ (b)(c)	602,743	599,730
APS Acquisition Holdings, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.05%, 07/11/2029‡ (b)(c)(d)	6,184,407	6,153,484
Arcline FM Holding, LLC (Fairbanks), 2025 New Term Loan — First Lien (SOFR 6 month + 3.50%, 0.75% Floor), 7.58%, 06/23/2030 (e)	4,408,151	4,433,542
		11,186,756
Highways & Railtracks — 0.4%
NA Rail Hold Co. LLC (Patriot Rail), Tranche B-3 Term Loan — First Lien (SOFR 3 month + 3.00%), 7.31%, 03/08/2032 (e)(f)	3,000,000	3,013,125
Home Furnishings — 1.0%
Dorel Industries Inc., First Out Term Loan — First Lien (SOFR 3 month + 8.30%, 2.00% Floor), 12.63%, 12/08/2026‡ (b)(c)	2,500,849	2,500,849

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Home Furnishings — 1.0% (continued)
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan — First Lien (SOFR 3 month + 3.25%), 7.55%, 01/17/2032	2,992,481	2,985,628
Thornton Carpet, LLC, Closing Date Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.31%, 05/15/2031‡ (b)(c)(d)	2,276,423	2,250,813
Thornton Carpet, LLC, Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.31%, 05/15/2031‡ (b)(c)	108,130	106,914
		7,844,204
Home Improvement Retail — 0.8%
Air Conditioning Specialist, Inc., Closing Date Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 11/19/2029‡ (b)(c)(d)	5,009,403	4,934,262
Air Conditioning Specialist, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.82%, 11/19/2029‡ (b)(c)	1,364,537	1,344,069
Air Conditioning Specialist, Inc., Revolving Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.83%, 11/19/2029‡ (b)(c)	164,452	161,985
		6,440,316
Homebuilding — 0.4%
HP PHRG Borrower, LLC (Power Home Remodeling), Closing Date Term Loan — First Lien (SOFR 3 month + 4.00%), 8.33%, 02/20/2032‡ (e)	3,000,000	2,992,500
Hotels, Resorts & Cruise Lines — 0.8%
Stats, LLC (Peak Jersey Holdco Ltd), Term Loan — First Lien (SOFR 3 month + 5.25%), 9.83%, 07/10/2026 (d)(e)	6,981,530	6,841,900
Household Products — 0.2%
Lash OpCo, LLC, Initial Term Loan — First Lien (SOFR 3 month + 2.65%, 1.00% Floor, 5.10% PIK), 12.13%, 02/18/2026‡ (b)(c)(d)	2,035,236	1,900,333
Human Resource & Employment Services — 1.6%
Danforth Global, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.78%, 12/09/2027‡ (b)(c)	681,026	675,918

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Human Resource & Employment Services — 1.6% (continued)
Danforth Global, Inc., First Amendment Additional Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.83%, 12/09/2027‡ (b)(c)(d)	961,956	954,742
Danforth Global, Inc., Fourth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.83%, 12/09/2027‡ (b)(c)(d)	1,907,465	1,893,159
Danforth Global, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.80%, 12/09/2027‡ (b)(c)(d)	1,219,796	1,210,648
Danforth Global, Inc., Revolving Credit Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.81%, 12/09/2027‡ (b)(c)	62,500	62,031
Danforth Global, Inc., Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.83%, 12/09/2027‡ (b)(c)(d)	7,228,029	7,173,819
Triple Crown Consulting, LLC, Term A Loan — First Lien (SOFR 1 month + 6.50%, 1.50% Floor), 10.93%, 06/02/2028‡ (b)(c)(d)	1,090,580	992,428
		12,962,745
Industrial Machinery — 2.6%
BCP VI Summit Holdings LP (Nvent Thermal), Initial Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 01/30/2032 (e)	2,000,000	2,015,130
Dynamo US Bidco Inc. (Innomotics), Facility B (USD) — First Lien (SOFR 3 month + 3.50%), 7.80%, 09/30/2031 (e)(f)	2,243,100	2,252,925
Goat Holdco, LLC (Barnes Group), Term B Loan — First Lien 01/27/2032 (f)	2,992,500	3,000,864
Kenan Advantage Group, Inc., The, U.S. Term B-4 Loan — First Lien (SOFR 1 month + 3.25%), 7.58%, 01/25/2029 (e)	4,830,469	4,770,088
Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan — First Lien (SOFR 3 month + 3.00%), 7.29%, 10/29/2027‡ (e)(f)	3,490,019	3,498,744
SPX Flow, Inc., December 2024 Refinancing Term Loan — First Lien 04/05/2029 (f)	3,000,000	3,014,040
TK Elevator Midco GmbH (Vertical MidCo), Facility B (USD) — First Lien (SOFR 3 month + 3.00%), 7.28%, 04/30/2030 (e)	2,985,019	2,996,212
		21,548,003

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Insurance Brokers — 5.3%
Acrisure, LLC, 2024 Repricing Term B-6 Loan — First Lien (SOFR 1 month + 3.00%), 7.33%, 11/06/2030 (e)(f)	3,989,975	3,985,287
Acrisure, LLC, 2025 Term B Loan — First Lien (SOFR 1 month + 3.25%), 7.57%, 06/20/2032	1,970,716	1,970,716
Alera Group, Inc., Term Loan — First Lien (SOFR 1 month + 3.25%), 7.58%, 05/30/2032	1,319,322	1,324,764
Amynta Agency Borrower Inc. (Amynta Warranty Borrower Inc.), 2024-1 Refinancing Term Loan — First Lien (SOFR 1 month + 3.00%), 7.33%, 12/29/2031 (e)(f)	4,990,012	4,995,352
CFC USA 2025 LLC, Term Loan B — First Lien 07/01/2032‡ (b)(f)	6,000,000	5,985,000
Newcleus, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 08/02/2026‡ (b)(c)(d)	1,202,122	1,138,944
Portfolio Holding, Inc. (Turbo Buyer/PGM), Amendment No. 3 Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 06/02/2026‡ (b)(c)(d)	1,925,000	1,886,500
Portfolio Holding, Inc. (Turbo Buyer/PGM), Amendment No. 4 Incremental Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 06/02/2026‡ (b)(c)(d)	756,738	741,603
Portfolio Holding, Inc. (Turbo Buyer/PGM), Amendment No. 4 Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.45%, 06/02/2026‡ (b)(c)(d)	1,132,415	1,109,766
The Mutual Group, LLC, Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 01/31/2030‡ (b)(c)(d)	4,809,253	4,809,253
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.43%, 10/22/2026‡ (b)(c)	5,361,239	5,361,239
Tricor, LLC, Amendment No.3 Incremental Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.43%, 10/22/2026‡ (b)(c)(d)	1,808,730	1,808,730
Tricor, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.44%, 10/22/2026‡ (b)(c)(d)	713,755	713,755

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Insurance Brokers — 5.3% (continued)
Tricor, LLC, Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.43%, 10/22/2026‡ (b)(c)(d)	1,894,197	1,894,197
Trucordia Insurance Holdings, LLC (PCF Insurance), Initial Term Loan — First Lien (SOFR 3 month + 3.25%), 7.56%, 06/14/2032‡	1,163,802	1,167,439
XPT Partners, LLC, 2024 Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.89%, 09/13/2028‡ (b)(c)	212,617	208,365
XPT Partners, LLC, 2024 Revolving Loan — First Lien (SOFR 6 month + 5.75%, 1.00% Floor), 9.86%, 09/13/2028‡ (b)(c)	90,475	88,666
XPT Partners, LLC, Term Loan — First Lien (SOFR 6 month + 5.50%, 1.00% Floor), 9.92%, 09/13/2028‡ (b)(c)(d)	4,262,819	4,177,562
		43,367,138
Integrated Telecommunication Services — 1.2%
Guardian US Holdco LLC (Intrado Corp.), Initial Term Loan — First Lien (SOFR 3 month + 3.50%), 7.80%, 01/31/2030 (e)	4,962,312	4,948,367
Orion US Finco, Term Loan B — First Lien 05/20/2032 (f)	5,000,000	5,021,250
		9,969,617
Interactive Media & Services — 1.0%
Camelot U.S. Acquisition LLC (Clarivate Analytics/Thomson Reuters), Amendment No. 7 Incremental Term Loan — First Lien 01/31/2031 (f)	3,000,000	3,005,625
Ingenio LLC, First Amendment Term Loan — First Lien (SOFR 3 month + 2.00%, 1.00% Floor, 6.00% PIK), 12.45%, 08/03/2026‡ (b)(c)(d)	4,134,902	3,928,157
Ingenio LLC, Term Loan — First Lien (SOFR 3 month + 2.00%, 1.00% Floor, 6.00% PIK), 12.45%, 08/03/2026‡ (b)(c)(d)	1,333,615	1,266,934
		8,200,716
Internet & Direct Marketing Retail — 2.4%
Everlane, Inc., Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 10.82%, 02/14/2029‡ (b)(c)	3,300,000	3,300,000

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Internet & Direct Marketing Retail — 2.4% (continued)
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien (SOFR 1 month + 6.00%, 1.00% Floor), 10.33%, 05/17/2027‡ (b)(c)	6,978,716	6,978,716
Stubhub Holdco Sub, LLC (Pug), Extended USD Term B Loan — First Lien (SOFR 1 month + 4.75%), 9.08%, 03/15/2030 (e)(f)	7,054,254	6,866,117
Sweetwater Borrower LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 8.69%, 08/07/2028 (e)(f)	2,469,873	2,476,047
		19,620,880
Internet Services & Infrastructure — 1.1%
Blackhawk Network Holdings, Inc., Additional Term B-2 Loan — First Lien (SOFR 1 month + 4.00%), 8.33%, 03/12/2029 (e)	4,107,086	4,134,356
Ensono, Inc., Initial Term Loan — First Lien 05/26/2028 (b)(f)	3,000,000	3,005,820
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.42%, 11/16/2027‡ (b)(c)(d)	2,257,935	2,257,935
		9,398,111
Investment Banking & Brokerage — 0.4%
Aretec Group Inc. (Cetera Financial Group), Term B-3 Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 08/09/2030 (e)	2,992,500	3,001,298
IT Consulting & Other Services — 5.2%
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.93%, 11/05/2027‡ (b)(c)(d)	446,705	446,705
Alpine SG, LLC (ASG), Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.93%, 11/05/2027‡ (b)(c)(d)	745,960	745,960
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.93%, 11/05/2027‡ (b)(c)(d)	391,143	391,143
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.93%, 11/05/2027‡ (b)(c)(d)	1,160,456	1,160,456

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
IT Consulting & Other Services — 5.2% (continued)
Argano, LLC, 2025 Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%), 10.07%, 09/13/2029‡ (b)(c)	1,399,291	1,385,298
Argano, LLC, Initial Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.07%, 09/13/2029‡ (b)(c)(d)	7,716,891	7,639,722
Asurion, LLC, New B-10 Term Loan — First Lien 08/19/2028 (f)	3,000,000	2,962,710
Eliassen Group, LLC, Initial Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%, 0.75% Floor), 10.08%, 04/14/2028‡ (b)(c)	171,104	168,538
Eliassen Group, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 10.05%, 04/14/2028‡ (b)(c)(d)	2,377,222	2,341,564
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 10.06%, 10/22/2026‡ (b)(c)(d)	2,016,354	2,016,354
Irving Parent, Corp. (Quisitive), Initial Term Loan — First Lien (SOFR 6 month + 5.25%, 1.00% Floor), 9.57%, 03/11/2031‡ (b)(c)(d)	10,295,955	10,141,515
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien (SOFR 1 month + 6.50%, 1.00% Floor), 10.93%, 07/15/2032‡ (b)(c)(d)	1,485,452	1,381,470
Unified Patents, LLC, Term A Loan — First Lien (SOFR 6 month + 4.75%), 8.97%, 12/23/2027‡ (b)(c)(d)	9,106,780	9,038,479
Zodiac Purchaser, L.L.C. (Zuora), Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 02/14/2032	3,000,000	2,990,625
		42,810,539
Leisure Facilities — 0.9%
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.47%, 07/27/2028‡ (b)(c)	1,273,456	1,235,253
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.43%, 07/27/2028‡ (b)(c)(d)	2,862,018	2,776,157

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Leisure Facilities — 0.9% (continued)
Bandon Fitness Texas, Inc., Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.43%, 07/27/2028‡ (b)(c)	243,870	236,554
Six Flags Entertainment Corp. (fka Cedar Fair, L.P.), Initial Term B Loan — First Lien 05/01/2031 (f)	3,000,000	3,006,375
		7,254,339
Life Sciences Tools & Services — 1.0%
Syneos Health Inc. (aka Star Parent aka Inventiv), Term Loan — First Lien (SOFR 3 month + 4.00%), 8.30%, 09/27/2030	2,992,424	2,967,018
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 — First Lien (SOFR 3 month + 7.50%, 1.00% Floor, 1.00% PIK), 12.81%, 04/28/2028‡ (b)(c)(d)	4,973,334	4,674,934
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 11.80%, 04/28/2027‡ (b)(c)	253,126	237,939
		7,879,891
Managed Health Care — 0.2%
LBH Services, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.04%, 03/28/2028‡ (b)(c)	312,480	243,331
LBH Services, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.05%, 03/28/2028‡ (b)(c)	772,002	602,161
LBH Services, LLC, Term Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor, 0.75% PIK), 11.06%, 03/28/2028‡ (b)(c)(d)	1,496,754	1,167,437
		2,012,929
Metal & Glass Containers — 1.1%
BCPE Empire Holdings, Inc., Amendment No. 8 Incremental Term Loan — First Lien 12/11/2030 (f)	2,992,481	2,979,015
Closure Systems International Group Inc. (Canister International Group Inc.), Amendment No.5 Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 03/22/2029 (e)	2,990,005	2,998,422
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan — First Lien (SOFR 1 month + 3.25%), 7.55%, 04/01/2032 (f)	2,948,454	2,940,272

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Metal & Glass Containers — 1.1% (continued)
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan — First Lien (SOFR 1 month + 3.25%), 7.58%, 04/01/2032 (f)	34,880	34,783
		8,952,492
Movies & Entertainment — 0.4%
EOC Borrower, LLC (Endeavor Operating), Term B Loan — First Lien (SOFR 1 month + 3.00%), 7.33%, 03/24/2032 (e)(f)	3,000,000	3,007,500
Multi-Sector Holdings — 0.6%
ABG Intermediate Holdings 2 LLC, 2025 Delayed Draw Term Loan — First Lien (SOFR 1 month + 2.25%), 6.58%, 02/13/2032 (f)	1,830,408	1,829,264
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien (SOFR 1 month + 6.00%), 10.40%, 06/29/2027 (b)(e)	2,955,000	2,877,431
		4,706,695
Office Services & Supplies — 0.8%
Equiniti Group PLC (AST/Armor Holdco), 2025 Incremental Term Loan — First Lien (SOFR 6 month + 3.75%), 8.07%, 12/11/2028 (e)	6,389,536	6,431,068
Oil & Gas Storage & Transportation — 0.2%
Liquid Tech Solutions Holdings, LLC, Seventh Amendment Refinancing Term Loan — First Lien (SOFR 1 month + 3.75%), 8.08%, 03/19/2028	1,977,563	1,982,506
Other Diversified Financial Services — 0.6%
Cohnreznick Advisory LLC (Currahee Borrower Sub), Delayed Draw Term Loan — First Lien 03/31/2032‡ (f)	657,895	656,250
Cohnreznick Advisory LLC (Currahee Borrower Sub), Initial Term Loan — First Lien (SOFR 3 month + 4.00%), 8.30%, 03/31/2032‡ (f)	4,303,350	4,292,592
		4,948,842
Packaged Foods & Meats — 1.1%
Aspire Bakeries Holdings LLC, Second Amendment Refinancing Term Loan — First Lien (SOFR 1 month + 3.50%), 8.58%, 12/23/2030 (e)	994,975	1,000,104
Golden State Foods LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.25%), 8.56%, 12/04/2031 (e)	4,899,174	4,928,814
Primary Products Finance LLC, 2024 Second Replacement Term B Loan — First Lien (SOFR 1 month + 3.25%), 7.53%, 04/01/2029 (e)	2,985,000	2,974,119
		8,903,037

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper Packaging — 1.2%
Advanced Web Technologies (AWT), 4th Amendment Inc. Term Loan — First Lien (SOFR 3 month + 4.00%, 1.00% Floor), 10.44%, 12/17/2027‡ (b)(c)(d)	1,555,149	1,543,216
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien (SOFR 6 month + 5.75%, 1.00% Floor), 8.19%, 12/17/2027‡ (b)(c)(d)	754,944	749,046
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan — First Lien (SOFR 6 month + 4.00%, 1.00% Floor), 8.19%, 12/17/2027‡ (b)(c)(d)	328,897	326,328
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien (SOFR 6 month + 4.00%), 8.19%, 12/17/2027‡ (b)(c)(d)	472,849	469,154
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027‡ (b)(c)(d)	2,095,998	2,079,623
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027‡ (b)(c)	516,483	512,610
Advanced Web Technologies (AWT), Revolving Credit Loan — First Lien (SOFR 3 month + 5.75%, 1.00% Floor), 10.07%, 12/17/2027‡ (b)(c)	52,970	52,573
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027‡ (b)(c)(d)	1,554,445	1,542,301
Advanced Web Technologies (AWT), Term Loan — First Lien (SOFR 6 month + 6.25%, 1.00% Floor), 10.44%, 12/17/2027‡ (b)(c)(d)	868,231	861,447
Golden West Packaging Group LLC, New Term Loan B-1 (June 2025) — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 9.69%, 06/27/2031	2,685,453	1,911,707
		10,048,005
Paper Products — 0.9%
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan — First Lien (SOFR 3 month + 6.00%), 10.28%, 12/29/2027‡ (b)(c)	2,367,834	2,355,994

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Paper Products — 0.9% (continued)
R-Pac International Corp. (Project Radio), Initial Revolving Loan — First Lien (SOFR 1 month + 6.00%, 0.75% Floor), 10.44%, 12/29/2027‡ (b)(c)	354,478	352,705
R-Pac International Corp. (Project Radio), Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 0.75% Floor), 10.54%, 12/29/2027‡ (b)(c)	4,837,500	4,813,313
		7,522,012
Pharmaceuticals — 2.1%
Alvogen Pharma US, Inc., Loan — Second Lien (SOFR 3 month + 2.50%), 6.80%, 03/01/2029‡	2,481,636	862,369
Carestream Health, Inc. (aka Onex), Term Loan — First Lien (SOFR 3 month + 7.50%, 1.00% Floor), 11.90%, 09/30/2027 (d)	4,144,227	1,859,722
Nephron Pharmaceuticals, LLC, FO Term Loan — First Lien (SOFR 3 month + 4.00%, 3.25% Floor), 8.33%, 12/30/2027‡ (b)(c)(d)	1,500,000	1,485,000
Nephron Pharmaceuticals, LLC, LO Term Loan — First Lien (SOFR 3 month + 9.20%, 3.25% Floor), 13.53%, 12/30/2027‡ (b)(c)(d)	5,100,000	5,023,500
Syner-G Intermediate Holdings, LLC, Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 09/17/2030‡ (b)(c)(d)	8,627,305	8,066,530
		17,297,121
Railroads — 0.6%
Beacon Mobility Corp., Term Loan B — First Lien 06/17/2030 (f)	4,504,870	4,504,870
Beacon Mobility Corp., Term Loan DD — First Lien 06/17/2030 (f)	617,106	617,106
		5,121,976
Real Estate Development — 1.2%
841 Prudential MOB LLC, Term Loan — First Lien (SOFR 1 month + 6.50%, 2.50% Floor), 10.82%, 10/09/2027‡ (b)(c)	9,837,838	9,837,838

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Real Estate Services — 1.2%
Avison Young (Canada) Inc., First Out Term Loan — First Lien (SOFR 3 month + 6.25%), 10.84%, 03/12/2028	7,940,000	7,666,070
Avison Young (Canada) Inc., Initial Term Loan — First Lien (SOFR 3 month + 8.50%), 12.99%, 12/12/2027‡ (d)	1,364,999	1,351,349
Avison Young (Canada) Inc., Second-Out Term Loan — First Lien (SOFR 3 month + 1.50%, 2.00% Floor, 6.50% PIK), 12.59%, 03/12/2029 (d)	1,704,611	876,289
Avison Young (Canada) Inc., Third-Out Term Loan — First Lien (SOFR 3 month + 1.50%, 2.00% Floor, 6.50% PIK), 12.57%, 03/12/2029 (d)	561,143	124,098
		10,017,806
Research & Consulting Services — 9.9%
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.56%, 08/31/2027‡ (b)(c)	300,545	300,545
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.52%, 08/31/2026‡ (b)(c)	47,249	47,249
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.59%, 08/31/2027‡ (b)(c)	2,489,349	2,489,349
CC Amulet Management, LLC (Children's Choice), Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.52%, 08/31/2027‡ (b)(c)(d)	3,278,794	3,278,794
Citrin Cooperman Advisors LLC, Delayed Term Loan — First Lien 04/01/2032 (e)(f)	242,424	242,625
Citrin Cooperman Advisors LLC, Initial Term Loan — First Lien 04/01/2032 (e)(f)	3,757,576	3,760,695
Dun & Bradstreet Corp. (Star Merger Sub Inc.), 2022 Incremental Term B-2 Loan — First Lien (SOFR 1 month + 2.25%), 6.57%, 01/18/2029	994,962	995,335

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Research & Consulting Services — 9.9% (continued)
Eisner Advisory Group LLC, February 2024 Incremental Term Loan — First Lien (SOFR 1 month + 4.00%, 0.50% Floor), 8.33%, 02/28/2031 (e)	7,940,000	7,984,663
Grant Thornton Advisors LLC, 2025 Incremental Term Loan — First Lien (SOFR 1 month + 2.75%), 7.08%, 06/02/2031 (e)	11,922,274	11,926,745
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.77%, 07/11/2029‡ (b)(c)	571,933	567,643
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.80%, 07/11/2029‡ (b)(c)(d)	9,950,000	9,875,375
HFW Holdings, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.28%, 05/01/2031‡ (b)(c)	1,316,700	1,301,887
HFW Holdings, LLC, Term A Loan — First Lien (SOFR 3 month + 5.00%, 1.00% Floor), 9.28%, 05/01/2031‡ (b)(c)(d)	6,333,333	6,262,083
Motus Group, LLC, Initial Term Loan — First Lien (SOFR 3 month + 3.75%), 8.05%, 12/11/2028	997,494	998,431
PRGX Global, Inc., Initial Term Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.79%, 12/20/2030‡ (b)(c)(d)	3,150,000	3,118,500
Sagebrush Buyer, LLC (Province), Initial Term Loan — First Lien (SOFR 1 month + 5.00%, 1.00% Floor), 9.33%, 07/01/2030‡ (b)(c)(d)	9,821,034	9,821,034
Strategy Corps., LLC, Revolving Credit Loan — First Lien (SOFR 3 month + 5.50%, 1.00% Floor), 9.72%, 06/28/2030‡ (b)(c)	85,545	84,262
Strategy Corps., LLC, Term Loan — First Lien (SOFR 1 month + 5.50%, 1.00% Floor), 9.83%, 06/28/2030‡ (b)(c)(d)	6,513,158	6,415,461
Teneo Holdings LLC, Initial Term Loan — First Lien (SOFR 1 month + 4.75%, 1.00% Floor), 9.08%, 03/13/2031 (e)	7,939,699	8,027,353

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Research & Consulting Services — 9.9% (continued)
VT Topco, Inc. (Veritext), Second Amendment Term Loan — First Lien (SOFR 1 month + 3.00%), 7.30%, 08/09/2030	2,992,462	3,002,382
		80,500,411
Restaurants — 0.1%
Dave & Buster's, Inc., 2024 Incremental Term B Loan — First Lien 11/01/2031 (f)	1,000,000	956,315
Security & Alarm Services — 2.1%
LSF12 Crown US Commercial Bidco, LLC (Kidde Global Solutions), Term Loan — First Lien (SOFR 1 month + 4.25%), 8.58%, 12/02/2031 (e)(f)	6,500,000	6,542,672
SuperHero Fire Protection, LLC, Closing Date Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 09/01/2026‡ (b)(c)(d)	1,449,053	1,449,053
SuperHero Fire Protection, LLC, Eighth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 09/01/2026‡ (b)(c)(d)	5,867,691	5,867,691
SuperHero Fire Protection, LLC, Revolving Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.70%, 09/01/2026‡ (b)(c)	506,587	506,587
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.50%, 1.00% Floor), 10.95%, 09/01/2026‡ (b)(c)(d)	3,031,361	3,031,361
		17,397,364
Soft Drinks — 0.1%
Celsius Holdings, Inc., Initial Term Loan — First Lien (SOFR 3 month + 3.25%), 7.55%, 04/01/2032	946,985	953,732
Specialized Consumer Services — 2.7%
Case Works, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 10/01/2029‡ (b)(c)	480,345	470,738
Case Works, LLC, Revolving Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 10/01/2029‡ (b)(c)	301,724	295,689
(PRIME 3 month + 4.25%), 11.75%, 10/01/2029‡ (b)(c)	150,862	147,845
Case Works, LLC, Term Loan — First Lien (SOFR 3 month + 5.25%, 1.00% Floor), 9.55%, 10/01/2029‡ (b)(c)(d)	5,026,196	4,925,672

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Consumer Services — 2.7% (continued)
LaserAway Intermediate Holdings II, LLC, Initial Term Loan — First Lien (SOFR 3 month + 5.75%, 0.75% Floor), 10.29%, 10/14/2027‡ (b)(c)(d)	4,075,043	4,075,043
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.25%, 11/15/2030‡ (b)(c)	902,500	870,913
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.30%, 11/15/2029‡ (b)(c)	90,909	87,727
Mammoth Holdings, LLC, Initial Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.30%, 11/15/2030‡ (b)(c)(d)	3,581,818	3,456,455
Owl Vans, LLC, Term Loan — First Lien (SOFR 1 month + 5.25%, 1.00% Floor), 9.58%, 12/31/2030‡ (b)(c)(d)	3,056,640	3,016,292
Thermostat Purchaser III, Inc., Initial Term B-1 Loan — First Lien (SOFR 3 month + 4.25%), 8.55%, 08/31/2028 (e)	4,974,874	4,991,441
		22,337,815
Specialized Finance — 2.3%
Ahead DB Holdings, LLC, Term B-4 Loan — First Lien (SOFR 3 month + 3.00%, 0.75% Floor), 7.30%, 02/01/2031 (e)	4,962,500	4,972,847
AlpineX OpCo, LLC, Delayed Draw Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.55%, 12/27/2027‡ (b)(c)(d)	514,492	514,492
AlpineX OpCo, LLC, Fourth Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.55%, 12/27/2027‡ (b)(c)(d)	73,976	73,976
AlpineX OpCo, LLC, Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.55%, 12/27/2027‡ (b)(c)	112,621	112,621
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.55%, 12/27/2027‡ (b)(c)	52,857	52,857

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialized Finance — 2.3% (continued)
AlpineX OpCo, LLC, Second Amendment Incremental Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.55%, 12/27/2027‡ (b)(c)(d)	843,822	843,821
AlpineX OpCo, LLC, Term Loan — First Lien (SOFR 3 month + 6.00%, 1.00% Floor), 10.55%, 12/27/2027‡ (b)(c)(d)	797,923	797,923
Apex Group Treasury Ltd., 2025 Refinancing USD Term Loan — First Lien (SOFR 1 month + 3.50%), 7.82%, 02/27/2032 (e)(f)	3,000,000	2,993,445
Berkeley Research Group, LLC, Term Loan B — First Lien (SOFR 3 month + 3.25%), 7.55%, 05/01/2032 (e)(f)	1,774,576	1,784,008
CP Iris Holco I, Inc. (IPS Corp.), Initial Term Loan — First Lien 10/02/2028 (f)	2,992,268	2,992,268
iLending LLC, Term Loan A — First Lien (SOFR 1 month + 1.00%, 1.00% Floor, 5.00% PIK), 10.33%, 12/21/2028‡ (b)(c)(d)	632,903	598,093
iLending LLC, Term Loan B — First Lien (SOFR 1 month, + 0.00%, 1.00% Floor, 10.00% PIK), 14.33%, 12/21/2028‡ (b)(c)(d)	608,083	—
Indy US Holdco LLC (NielsenIQ), Eleventh Amendment Dollar Refinancing Term Loan — First Lien (SOFR 1 month + 3.50%), 7.83%, 03/06/2028 (e)	1,000,000	1,002,190
June Purchaser LLC (Janney Montgomery Scott), Initial Term Loan — First Lien (SOFR 6 month + 3.25%), 7.47%, 11/28/2031 (e)	1,710,000	1,719,012
		18,457,553
Specialty Chemicals — 1.1%
Plaze (PLZ Aeroscience), 2021-1 Term Loan — First Lien (SOFR 1 month + 3.75%, 0.75% Floor), 8.19%, 08/03/2026	982,005	948,553
Plaze (PLZ Aeroscience), Initial Term Loan — First Lien (SOFR 1 month + 3.50%), 7.94%, 08/03/2026	4,990,092	4,820,105
RLG Holdings, LLC, 2022 Incremental Term Loan — First Lien (SOFR 1 month + 5.00%), 9.33%, 07/07/2028 (e)	2,629,883	2,289,655
RLG Holdings, LLC, Closing Date Initial Term Loan — First Lien (SOFR 1 month + 4.25%, 0.75% Floor), 8.69%, 07/07/2028 (e)	903,322	760,864
		8,819,177

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Specialty Stores — 0.4%
Great Outdoors Group, LLC (Bass Pro Group), Term B-3 Loan — First Lien (SOFR 1 month + 3.25%), 7.58%, 01/23/2032	2,992,481	2,992,960
Systems Software — 2.3%
AQA Acquisition Holding, Inc. (SmartBear), 2024 Term Loan — First Lien (SOFR 3 month + 4.00%), 8.28%, 03/03/2028 (e)	4,987,500	5,013,460
Dragon Buyer Inc. (NCR Digital Banking), Term Loan — First Lien (SOFR 3 month + 3.00%), 7.30%, 09/30/2031 (e)	1,995,000	2,001,234
Flash Charm, Inc. (fka Idera), 2021 Refinancing Loan — Second Lien (SOFR 3 month + 6.75%), 11.18%, 03/02/2029	1,341,463	1,190,549
Flash Charm, Inc. (fka Idera), Incremental Term Loan — First Lien (SOFR 3 month + 3.50%), 7.78%, 03/02/2028	2,984,877	2,807,337
McAfee Enterprise (Magenta Buyer LLC), Super Priority Term Loan — First Lien (SOFR 3 month + 6.25%, 1.00% Floor), 10.53%, 07/27/2028 (d)(e)	1,579,521	1,601,239
Perforce Software, Inc., 2024-1 Refinancing Term Loan — First Lien 06/29/2029 (f)	2,992,481	2,891,485
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan — First Lien (SOFR 1 month + 3.00%), 7.33%, 07/31/2031 (e)(f)	3,000,000	3,014,175
		18,519,479
Technology Distributors — 0.3%
Modena Buyer LLC (End User Computing), Initial Term Loan — First Lien (SOFR 3 month + 4.50%), 8.78%, 07/01/2031 (e)(f)	3,000,000	2,896,875
Technology Hardware, Storage & Peripherals — 0.8%
Gryphon Debt Merger Sub Inc. (Altera), GRDEMR Term Loan B USD — First Lien 06/17/2032 (f)	2,446,682	2,449,239
TouchTunes Music Group, LLC (TA TT Buyer), Tranche B-1 Term Loan — First Lien (SOFR 3 month + 4.75%), 9.05%, 04/02/2029 (e)	3,878,639	3,755,822
		6,205,061

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Textiles — 0.5%
International Textile Group Inc. (Elevate Textiles, Inc.), First Out Term Loan — First Lien (SOFR 3 month + 8.65%), 12.94%, 09/30/2027 (e)	2,069,414	2,076,305
International Textile Group Inc. (Elevate Textiles, Inc.), Last Out Term Loan — First Lien (SOFR 3 month + 1.00%, 1.00% Floor, 5.50% PIK), 16.44%, 09/30/2027	2,574,811	2,040,538
		4,116,843
Trading Companies & Distributors — 0.9%
DXP Enterprises, Inc., 2024 Incremental Term Loan — First Lien (SOFR 1 month + 3.75%), 8.08%, 10/11/2030 (e)	1,985,000	2,000,820
Verde Purchaser, LLC, Initial Term Loan — First Lien (SOFR 3 month + 4.00%), 8.30%, 11/30/2030 (e)(f)	4,979,937	5,003,592
		7,004,412
Trucking — 1.6%
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien (SOFR 3 month + 6.75%, 1.00% Floor), 11.19%, 08/03/2026‡ (b)(c)(d)	3,286,203	3,138,324
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien (SOFR 3 month + 6.75%, 1.00% Floor), 11.19%, 08/03/2026‡ (b)(c)(d)	621,875	593,891
Stonepeak Taurus Lower Holdings LLC (TRAC), Initial Term Loan (Second Lien Term Loan) — Second Lien (SOFR 3 month + 7.00%, 0.50% Floor), 11.40%, 01/28/2030	5,000,000	4,425,000
Student Transportation of America, Inc., Term Loan B — First Lien (SOFR 2 month + 3.25%), 7.57%, 06/24/2032 (f)	4,666,667	4,681,973
		12,839,188
Water Utilities — 0.7%
Waste Resource Management, Inc., Delayed Draw Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.08%, 12/28/2029‡ (b)(c)	1,546,049	1,546,049
Waste Resource Management, Inc., Revolving Credit Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.08%, 12/28/2029‡ (b)(c)	79,747	79,748

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Principal Amount ($)	Value ($)
Water Utilities — 0.7% (continued)
Waste Resource Management, Inc., Term Loan — First Lien (SOFR 1 month + 5.75%, 1.00% Floor), 10.08%, 12/28/2029‡ (b)(c)(d)	4,168,152	4,168,152
		5,793,949
Total Senior Loans (Cost $962,355,809)		948,591,583
Corporate Bonds — 2.0%
Chemicals — 0.3%
Vibrantz Technologies, Inc. 9.00%, 02/15/2030 (g)	3,760,000	2,533,103
Containers & Packaging — 0.6%
Iris Holding, Inc. 10.00%, 12/15/2028 (g)	3,000,000	2,751,071
Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027 (g)	2,000,000	1,985,977
		4,737,048
Entertainment — 0.1%
Allen Media LLC 10.50%, 02/15/2028 (g)	3,000,000	1,125,000
Financial Services — 0.4%
Armor Holdco, Inc. 8.50%, 11/15/2029 (g)	3,396,000	3,254,926
Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc. 6.00%, 10/15/2032 (g)	1,000,000	980,712
Passenger Airlines — 0.4%
United Airlines, Inc. 4.38%, 04/15/2026 (g)	3,000,000	2,980,167
Software — 0.1%
Camelot Finance SA 4.50%, 11/01/2026 (g)	858,000	844,833
Total Corporate Bonds (Cost $19,397,250)		16,455,789

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
Common Stocks — 1.4%
Broadline Retail — 0.1%
New Insight Holdings, Inc.*	46,068	963,581
Chemicals — 0.0%
A&A Global Imports LLC, Class A*‡ (b)(c)(d)	41	—
Electric Utilities — 0.1%
New Frontera Holdings LLC*‡	62,500	531,250
IT Services — 1.0%
Solugenix Corp.*‡ (b)(c)	8,000,000	8,000,000
Media — 0.2%
A-L Parent LLC*‡	13,507	1,222,384
Real Estate Management & Development — 0.0% (h)
Avison Young-Investments LLC (Canada)*‡ (d)	1,236	680
Avison Young-Investments LLC, Preference (Canada)*‡ (d)	1,950,816	168,745
		169,425
Textiles, Apparel & Luxury Goods — 0.0% (h)
International Textile Group, Inc.*	100,072	341,946
Transportation Infrastructure — 0.0% (h)
Limetree Bay Cayman*‡ (c)	1,430	14
Total Common Stocks (Cost $9,978,297)		11,228,600
	Number of Warrants
Warrants — 0.0% (h)
Specialty Retail — 0.0% (h)
Ingenio LLC, expiring 3/28/2030*‡ (b)(c)(d)	78	76,871
Xcel Brands, Inc., expiring 12/12/2034*‡ (b)(c)	7,667	5,444
Total Warrants (Cost $—)		82,315

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Investments	Shares	Value ($)
Short-Term Investments — 3.9%
Investment Companies — 3.9%
JP Morgan U.S. Government Money Market Fund, Capital Shares 4.30% (i) (Cost $31,773,119)	31,773,119	31,773,119
Total Investments — 123.5% (Cost $1,023,504,475)		1,008,131,406
Credit Facility^ — (15.5)% (Cost $(126,733,927))		(126,733,927)
Liabilities in excess of other assets — (8.0)%		(65,433,921)
Net Assets — 100.0%		815,963,558

*  Non-income producing security.

‡   Value determined using significant unobservable inputs.

^  Total borrowings of $130,250,000, net of unamortized deferred financing costs of $3,516,073

(a)  Senior loans pay interest at rates that are periodically determined on the basis of a floating benchmark lending rate, sometimes subject to a floor, plus a spread, unless otherwise indicated. The most popular benchmark lending rates are SOFR (a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement market) and the prime rate offered by one or more major U.S. banks ("Prime"). SOFR based contracts may include a credit spread adjustment that is charged in addition to the benchmark rate and the stated spread. SOFR and Prime were utilized as benchmark lending rates for the senior loans at June 30, 2025. The rates shown represent the contractual rates (benchmark rate or floor plus spread) in effect at period end.

(b)  Represents a security that is subject to legal or contractual restrictions on resale. The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended, or the Securities Act. Its investments are therefore generally subject to certain limitations on resale, and may be deemed to be "restricted securities" under the Securities Act. Total value of all such securities at June 30, 2025 amounted to $502,117,594, which represents approximately 61.54% of net assets of the Fund.

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
841 Prudential MOB LLC, Term Loan — First Lien	10/09/24	$9,721,930	$100
A&A Global Imports LLC	02/15/24	—	—
A&A Global Imports, LLC, First Out Term Loan — First Lien	06/01/21 - 10/19/22	1,002,725	14.47
A&A Global Imports, LLC, Last Out Term Loan — First Lien	06/01/21 - 10/19/22	1,143,900	—
A&A Global Imports, LLC, New Revolving Loan — First Lien	02/14/24 - 05/14/25	49,937	100.00
A&R Logistics Holdings, Inc., Tranche 7 Incremental Term Loan — First Lien	07/06/22 - 04/02/25	3,280,683	95.50

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
A&R Logistics Holdings, Inc., Tranche 9 Incremental Term Loan — First Lien	08/01/22	$618,552	$95.50
Advanced Web Technologies (AWT), 4th Amendment Inc. Term Loan — First Lien	07/02/24	1,535,037	99.23
Advanced Web Technologies (AWT), Delayed Draw Term Loan — First Lien	03/14/24 - 07/02/24	753,650	99.22
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan — First Lien	05/09/23	326,001	99.22
Advanced Web Technologies (AWT), First Amendment Delayed Draw Term Loan 2 — First Lien	02/13/24	472,851	99.22
Advanced Web Technologies (AWT), First Requested Incremental Term Loan — First Lien	10/18/22 - 07/02/24	2,084,681	99.22
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan — First Lien	03/24/25	508,251	99.25
Advanced Web Technologies (AWT), Revolving Credit Loan — First Lien	07/02/24	52,531	99.25
Advanced Web Technologies (AWT), Second Amendment Delayed Draw Term Loan — First Lien	02/13/24 - 07/02/24	1,553,684	99.22
Advanced Web Technologies (AWT), Term Loan — First Lien	02/05/21 - 07/02/24	862,313	99.22
Advantmed Buyer Inc., DDTL — First Lien	03/21/25	1,151,247	98.69
Advantmed Buyer Inc., Initial Term Loan — First Lien	02/14/25	8,067,835	98.69
Air Buyer Inc. (Condata Global), Term Loan — First Lien	07/23/24	3,248,104	97.00
Air Conditioning Specialist, Inc., Closing Date Term Loan — First Lien	11/19/24	4,939,010	98.50
Air Conditioning Specialist, Inc., Delayed Draw Term Loan — First Lien	11/29/24 - 06/30/25	1,345,498	98.50
Air Conditioning Specialist, Inc., Revolving Loan — First Lien	02/27/25	162,126	98.50
Alpine SG, LLC (ASG), February 2023 Term Loan — First Lien	02/03/23	439,457	100.00
Alpine SG, LLC (ASG), Initial Term Loan — First Lien	11/05/21	740,146	100.00
Alpine SG, LLC (ASG), May 2022 Term Loan — First Lien	05/13/22	386,886	100.00
Alpine SG, LLC (ASG), November 2021 Term Loan — First Lien	11/24/21	1,147,723	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
AlpineX OpCo, LLC, Delayed Draw Term Loan — First Lien	05/09/23	$512,096	$100.00
AlpineX OpCo, LLC, Fourth Amendment Incremental Term Loan — First Lien	12/15/23	72,707	100.00
AlpineX OpCo, LLC, Revolving Loan — First Lien	12/27/21 - 07/18/24	111,497	100.00
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan — First Lien	09/16/22 - 07/18/24	52,130	100.00
AlpineX OpCo, LLC, Second Amendment Incremental Term Loan — First Lien	09/16/22	830,913	100.00
AlpineX OpCo, LLC, Term Loan — First Lien	12/27/21	790,287	100.00
AMCP Clean Acquisition Co LLC (PureStar), 2024 Incremental Delayed Draw Term Loan — First Lien	12/19/24 - 01/31/25	1,619,213	99.81
AMCP Clean Acquisition Co LLC (PureStar), Amendment No.1 Refinancing Term Loan — First Lien	02/27/24	4,350,620	99.81
Anne Arundel Dermatology Management, LLC, DDTL A — First Lien	03/14/22	121,332	93.50
Anne Arundel Dermatology Management, LLC, DDTL B — First Lien	03/14/22	207,737	93.50
Anne Arundel Dermatology Management, LLC, DDTL C — First Lien	11/09/21 - 11/09/23	578,783	93.50
Anne Arundel Dermatology Management, LLC, Restatement Date Term Loan — First Lien	02/05/21 - 03/14/22	1,999,032	93.50
Apella Capital, LLC, Delayed Draw Term Loan — First Lien	08/30/24 - 12/27/24	247,118	100.00
Apella Capital, LLC, First Amendment Delayed Draw Term Loan — First Lien	12/27/24 - 06/03/25	291,871	100.00
Apella Capital, LLC, First Amendment Term Loan — First Lien	12/04/24	578,753	100.00
Apella Capital, LLC, Initial Term Loan — First Lien	03/01/24	1,238,269	100.00
Apella Capital, LLC, Revolving Loan — First Lien	04/11/25 - 06/18/25	272,627	100.00
Apella Capital, LLC, Second Amendment Delayed Draw Term Loan — First Lien	03/06/25	987,124	100.00
Apella Capital, LLC, Second Amendment Term Loan — First Lien	03/06/25	978,400	100.00
Apella Capital, LLC, Third Amendment Delayed Draw Loan — First Lien	06/18/25	36,423	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Apex Analytix, Inc. (Montana Buyer, Inc.), Initial Term Loan — First Lien	06/15/22	$2,599,209	$98.75
AppHub LLC, Delayed Draw Tem Loan — First Lien	10/04/22 - 04/02/24	364,839	99.50
AppHub LLC, June 2024 Delayed Draw Term Loan — First Lien	08/29/24	2,026,202	99.50
AppHub LLC, Term Loan — First Lien	09/29/22	2,628,279	99.50
APS Acquisition Holdings, LLC, Delayed Draw Term Loan — First Lien	04/08/25 - 05/01/25	599,875	99.50
APS Acquisition Holdings, LLC, Initial Term Loan — First Lien	07/10/24	6,101,141	99.50
Argano, LLC, 2025 Delayed Draw Term Loan — First Lien	04/10/25 - 06/18/25	1,385,838	99.00
Argano, LLC, Initial Term Loan — First Lien	09/13/24 - 04/10/25	7,593,126	99.00
Auxey Bidco Ltd. (Alexander Mann Solutions), Facility B (USD) — First Lien	07/26/23 - 12/13/24	2,888,642	97.38
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien	07/01/22 - 02/14/25	1,268,130	97.00
Bandon Fitness Texas, Inc., Initial Term Loan — First Lien	07/27/22	2,836,866	97.00
Bandon Fitness Texas, Inc., Revolving Loan — First Lien	04/23/25	242,344	97.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Delayed Draw Term Loan — First Lien	02/13/24	1,206,618	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Initial Term Loan — First Lien	09/30/22	2,844,711	100.00
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	09/30/22	256,525	100.00
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Delayed Draw Term Loan — First Lien	05/31/24	896,932	97.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Fourth Amendment Term Loan — First Lien	04/19/24	2,049,760	97.50
Boston Clinical Trials LLC (Alcanza Clinical Research), Initial Term Loan — First Lien	12/21/21 - 02/13/24	4,626,577	98.00
Case Works, LLC, Delayed Draw Term Loan — First Lien	12/13/24	478,407	98.00
Case Works, LLC, Revolving Loan — First Lien	12/11/24 - 06/30/25	447,087	98.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Case Works, LLC, Term Loan — First Lien	10/01/24	$4,969,746	$98.00
Catawba Nation Gaming Authority, Initial Term B Loan — First Lien	12/16/24 - 06/12/25	6,567,800	101.38
CC Amulet Management, LLC (Children's Choice), Delayed Draw Term Loan — First Lien	08/31/21 - 08/09/24	299,914	100.00
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien	12/16/22 - 12/05/24	47,041	100.00
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan — First Lien	08/30/24 - 06/05/25	2,478,956	100.00
CC Amulet Management, LLC (Children's Choice), Term Loan — First Lien	08/31/21 - 08/09/24	3,252,454	100.00
CFC USA 2025 LLC, Term Loan B — First Lien	05/30/25 - 06/11/25	5,972,500	99.75
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan — First Lien	04/11/25 - 06/25/25	293,415	98.50
CI (MG) Group, LLC (Mariani Landscape), Initial Term Loan — First Lien	03/27/25	6,800,565	98.50
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan — First Lien	03/27/25	348,501	98.50
Community Based Care Acquisition, Inc., Delayed Draw Tranche A Term Loan — First Lien	06/15/22	881,378	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche B Term Loan — First Lien	09/30/22	976,964	100.00
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan — First Lien	03/19/24 - 06/02/25	1,179,061	100.00
Community Based Care Acquisition, Inc., Initial Term Loan — First Lien	09/16/21	2,161,449	100.00
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Term Loan — First Lien	11/24/21 - 06/09/22	1,776,179	97.50
Danforth Global, Inc., Delayed Draw Term Loan — First Lien	10/24/24	678,352	99.25
Danforth Global, Inc., First Amendment Additional Term Loan — First Lien	12/01/22	952,704	99.25
Danforth Global, Inc., Fourth Amendment Incremental Term Loan — First Lien	08/30/24	1,881,264	99.25
Danforth Global, Inc., Initial Term Loan — First Lien	05/13/22	1,210,282	99.25

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Danforth Global, Inc., Revolving Credit Loan — First Lien	12/09/21	$62,245	$99.25
Danforth Global, Inc., Second Amendment Incremental Term Loan — First Lien	05/24/24	7,149,863	99.25
Data Driven Intermediate, LLC, Revolving Loan — First Lien	05/01/25	106,443	99.25
Data Driven Intermediate, LLC, Term Loan — First Lien	05/01/25	2,469,660	99.25
Dorel Industries Inc., First Out Term Loan — First Lien	12/08/23	2,480,758	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan A — First Lien	12/01/23	74,407	100.00
Elevate HD Parent, Inc., Delayed Draw Term Loan B — First Lien	08/09/24 - 04/01/25	273,003	100.00
Elevate HD Parent, Inc., Initial Term Loan — First Lien	08/18/23	3,149,300	100.00
Elevate HD Parent, Inc., Revolving Loan — First Lien	08/18/23	85,415	100.00
Eliassen Group, LLC, Initial Delayed Draw Term Loan — First Lien	03/31/22 - 09/29/23	170,912	98.50
Eliassen Group, LLC, Initial Term Loan — First Lien	08/03/22	2,363,433	98.50
Endo1 Partners, LLC, Initial Term Loan — First Lien	05/23/25	1,501,183	98.50
Endo1 Partners, LLC, Last Out Term Loan — First Lien	05/23/25	5,593,586	97.87
Endo1 Partners, LLC, Revolving Loan — First Lien	05/23/25	367,828	98.00
Energy Acquisition LP (ECI), Closing Date Term Loan — First Lien	05/10/24 - 06/18/24	6,170,779	99.50
Ensono, Inc., Initial Term Loan — First Lien	06/11/25	3,000,000	100.19
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Fifth Amendment Term Loan — First Lien	12/20/24	4,385,678	100.00
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Third Amendment Term Loan — First Lien	03/20/23	1,386,739	100.00
Enverus Holdings, Inc., Class A Revolving Credit Loan — First Lien	12/04/23	20,990	97.50
Enverus Holdings, Inc., Initial Term Loan — First Lien	12/04/23 - 03/10/25	3,886,442	100.00
Epic Staffing Group (Cirrus/Tempus/ Explorer Investor), Initial Term Loan — First Lien	06/27/22 - 09/15/23	4,679,151	87.50

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Everlane, Inc., Term Loan — First Lien	10/07/22	$3,283,746	$100.00
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan — First Lien	06/06/25	562,225	98.00
First Steps Recovery Acquisition, LLC (True North Detox), Initial Term Loan — First Lien	03/29/24	3,050,922	98.00
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan — First Lien	07/19/24	352,070	98.00
Gen4 Dental Partners Opco, LLC, Initial Term Loan — First Lien	05/13/24	5,366,119	97.75
Greenway Health, LLC (fka Vitera Healthcare Solutions, LLC), Term Loan — First Lien	12/18/23	6,840,643	100.00
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan — First Lien	07/11/24	564,082	99.25
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Term A Loan — First Lien	07/11/24	9,823,558	99.25
HFW Holdings, LLC, Delayed Draw Term Loan — First Lien	05/01/25	1,311,849	98.88
HFW Holdings, LLC, Term A Loan — First Lien	05/01/25	6,263,466	98.87
Houseworks Holdings, Fourth Amendment Term Loan — First Lien	05/28/24	2,587,338	99.50
Houseworks Holdings, Revolving Loan — First Lien	09/01/23 - 03/28/25	258,341	99.50
Houseworks Holdings, Third Amendment Delayed Draw Term Loan — First Lien	08/02/24 - 02/28/25	718,655	99.50
Houseworks Holdings, Third Amendment Term Loan — First Lien	09/01/23	1,631,342	99.50
Hydrofarm Holdings Group, Inc., Term Loan — First Lien	12/10/21 - 03/18/22	1,101,519	82.50
iLending LLC, Term Loan A — First Lien	05/16/25	592,962	94.50
iLending LLC, Term Loan B — First Lien	05/16/25	569,645	—
In Vitro Sciences, LLC (New IVS Holdings, LLC), Closing Date Term Loan — First Lien	02/29/24 - 07/15/24	7,948,968	89.00
In Vitro Sciences, LLC (New IVS Holdings, LLC), Delayed Draw Term Loan — First Lien	02/29/24 - 07/15/24	2,044,737	89.00
Inflexionpoint LLC (fka Automated Control Concepts), Term Loan — First Lien	10/22/21 - 05/06/22	2,005,840	100.00
Ingenio LLC	03/28/25	—	980.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Ingenio LLC, First Amendment Term Loan — First Lien	04/28/22	$4,114,182	$95.00
Ingenio LLC, Term Loan — First Lien	08/03/21	1,328,431	95.00
IPM MSO Management, LLC, Closing Date Term Loan — First Lien	12/10/21	775,306	96.50
IPM MSO Management, LLC, Delayed Draw Term Loan — First Lien	06/15/22	93,384	96.50
IPM MSO Management, LLC, Second Amendment Term Loan — First Lien	05/10/22	213,116	96.50
Irving Parent, Corp. (Quisitive), Initial Term Loan — First Lien	03/11/25	10,003,186	98.50
Karman Holdings Inc., Initial Term Loan — First Lien	02/27/25 - 05/21/25	2,987,786	100.38
Kobra International, Ltd. (d/b/a Nicole Miller), Term Loan — First Lien	05/17/22 - 09/27/24	6,975,703	100.00
LaserAway Intermediate Holdings II, LLC, Initial Term Loan — First Lien	07/27/22 - 09/11/23	4,039,088	100.00
Lash OpCo, LLC, Initial Term Loan — First Lien	02/05/21	2,025,381	93.37
LBH Services, LLC, Delayed Draw Term Loan — First Lien	03/28/22	309,763	77.87
LBH Services, LLC, Revolving Loan — First Lien	03/28/22 - 02/17/23	770,576	78.00
LBH Services, LLC, Term Loan — First Lien	03/28/22	1,486,172	78.00
Lids Holdings, Inc., Initial Term Loan — First Lien	07/12/23 - 05/01/25	885,786	99.50
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Delayed Draw Term Loan — First Lien	02/13/24	570,904	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Initial Term Loan — First Lien	12/10/21	1,688,407	100.00
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	01/23/23 - 12/27/24	434,476	100.00
LMSI Buyer, LLC, Initial Term Loan — First Lien	12/10/21 - 11/09/23	2,116,042	93.00
LMSI Buyer, LLC, Revolving Credit Loan — First Lien	10/25/21 - 10/01/24	387,239	93.00
MAG DS Corp., Initial Term Loan — First Lien	02/05/21 - 05/11/23	1,905,282	96.75
Mammoth Holdings, LLC, Delayed Draw Term Loan — First Lien	11/14/23	895,382	96.50

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien	11/14/23	$89,608	$96.50
Mammoth Holdings, LLC, Initial Term Loan — First Lien	11/14/23	3,521,743	96.50
Marlin DTC — LS Midco 2, LLC (Clarus Commerce, LLC), 2A Term Loan — First Lien	04/08/21	1,485,030	93.00
Medrina, LLC, Initial Term Loan — First Lien	10/20/23	5,342,017	100.00
Medrina, LLC, Primary DDTL — First Lien	01/22/25	953,803	100.00
Mission Critical Group, LLC, Term Loan — First Lien	06/18/25	2,229,096	99.00
Monarch Behavioral Therapy, LLC, Closing Date Term Loan — First Lien	06/06/24	9,448,039	99.50
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien	09/13/24 - 06/17/25	1,463,064	99.50
Monarch Behavioral Therapy, LLC, Revolving Loan — First Lien	12/30/24 - 06/17/25	524,504	99.50
Nephron Pharmaceuticals, LLC, FO Term Loan — First Lien	01/31/25	1,485,889	99.00
Nephron Pharmaceuticals, LLC, LO Term Loan — First Lien	01/31/25	5,028,028	98.50
Newcleus, LLC, Initial Term Loan — First Lien	08/02/21 - 08/04/21	1,195,997	94.74
Oak Point Partners, LLC, Term Loan — First Lien	12/10/21	1,980,707	100.00
Owl Vans, LLC, Term Loan — First Lien	12/31/24	3,019,635	98.68
Point Quest Acquisition, LLC, Delayed Draw Term Loan — First Lien	09/03/24	1,111,007	100.00
Point Quest Acquisition, LLC, Initial Term Loan — First Lien	08/12/22 - 05/09/24	7,416,604	100.00
Point Quest Acquisition, LLC, Revolving Credit Loan — First Lien	10/17/24 - 01/31/25	817,109	100.00
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan — First Lien	11/26/24 - 04/09/25	1,554,610	100.00
Portfolio Holding, Inc. (Turbo Buyer/PGM), Amendment No. 3 Incremental Term Loan — First Lien	05/14/21	1,917,789	98.00
Portfolio Holding, Inc. (Turbo Buyer/PGM), Amendment No. 4 Incremental Delayed Draw Term Loan — First Lien	05/31/22	755,347	98.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Portfolio Holding, Inc. (Turbo Buyer/PGM), Amendment No. 4 Incremental Term Loan — First Lien	11/15/21	$1,127,217	$98.00
Prescott's Inc., Term Loan — First Lien	12/30/24	4,000,713	99.25
PRGX Global, Inc., Initial Term Loan — First Lien	02/20/25	3,119,952	99.00
Project Cloud Holdings, LLC (AgroFresh Inc.), 2024-1 Incremental Term Loan (USD) — First Lien	03/27/24	2,847,619	99.25
Project Cloud Holdings, LLC (AgroFresh Inc.), Initial USD Term Loan — First Lien	02/13/24	5,018,862	99.25
Project Cloud Holdings, LLC (AgroFresh Inc.), Replacement Revolver — First Lien	03/27/24 - 03/10/25	586,641	99.25
Quorum Health Resources (QHR), 2023 Incremental Term Loan — First Lien	06/30/23	1,939,153	99.50
Quorum Health Resources (QHR), Specified Delayed Draw Term Loan — First Lien	02/13/24	1,953,492	99.50
Quorum Health Resources (QHR), Term Loan — First Lien	05/28/21	1,030,190	99.50
Rachel Zoe, Inc., Second Amendment Effective Date Tranche A Loan — First Lien	07/23/24	346,758	100.00
Rachel Zoe, Inc., Tranche A Loan — First Lien	10/11/23	1,071,285	100.00
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Closing Date Term Loan — First Lien	12/15/23	933,741	99.25
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan — First Lien	12/15/23	630,633	99.25
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Initial Term Loan — First Lien	01/08/24	2,757,194	100.00
R-Pac International Corp. (Project Radio), 2024 Incremental Term Loan — First Lien	10/11/24	2,348,811	99.50
R-Pac International Corp. (Project Radio), Initial Revolving Loan — First Lien	10/28/24 - 04/28/25	351,946	99.50
R-Pac International Corp. (Project Radio), Initial Term Loan — First Lien	11/23/21	4,789,588	99.50
Sagebrush Buyer, LLC (Province), Initial Term Loan — First Lien	07/01/24	9,689,332	100.00
Sapio Sciences, LLC (Jarvis Bidco), Initial Term Loan — First Lien	11/18/22	3,199,131	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Schola Group Acquisition, Inc. (Lathan McKee), Closing Date Term Loan — First Lien	04/09/25	$3,186,256	$98.88
SHO Holding I Corp., Tranche A Term Loan — First Lien	04/05/24	537,116	100.00
Solugenix Corp.	12/16/24	7,960,000	1.00
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan — First Lien	08/20/24 - 09/05/24	342,524	100.00
SR Landscaping, LLC, Closing Date Term Loan — First Lien	10/30/23	2,630,720	100.00
SR Landscaping, LLC, Delayed Draw Term Loan — First Lien	10/30/23	882,965	100.00
SR Landscaping, LLC, Revolving Loan — First Lien	10/30/23 - 10/29/24	281,287	100.00
Strategy Corps., LLC, Revolving Credit Loan — First Lien	03/14/25	84,470	98.50
Strategy Corps., LLC, Term Loan — First Lien	06/28/24	6,437,679	98.50
Streetmasters Intermediate, Inc., Revolver — First Lien	04/17/25	46,098	98.75
Streetmasters Intermediate, Inc., Term Loan — First Lien	04/17/25	5,070,811	98.75
SuperHero Fire Protection, LLC, Closing Date Term Loan — First Lien	09/01/21 - 06/15/22	1,442,752	100.00
SuperHero Fire Protection, LLC, Eighth Amendment Incremental Term Loan — First Lien	07/12/24 - 09/18/24	5,790,411	100.00
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	09/01/21 - 06/26/25	502,240	100.00
SuperHero Fire Protection, LLC, Second Amendment Incremental Term Loan — First Lien	02/06/23 - 08/31/23	3,005,534	100.00
Syner-G Intermediate Holdings, LLC, Term Loan — First Lien	09/17/24	8,540,050	93.50
Technology Partners, LLC (Imagine Software), Initial Term Loan — First Lien	11/16/21	2,240,189	100.00
The Mutual Group, LLC, Term Loan — First Lien	01/31/24	4,752,020	100.00
Thornton Carpet, LLC, Closing Date Term Loan — First Lien	05/15/25	2,251,202	98.87
Thornton Carpet, LLC, Revolving Loan — First Lien	05/15/25	106,916	98.87
TR Apparel, LLC, Term Loan — First Lien	08/09/23 - 04/23/25	6,641,144	100.00

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

Restricted Securities	Acqusition Date	Cost	Carrying Value Per Share/Principal
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Closing Date Term Loan — First Lien	07/12/24	$4,887,421	$99.00
Tricor, LLC, Amendment No. 4 Delayed Draw Term Loan — First Lien	01/02/25 - 04/04/25	5,328,124	100.00
Tricor, LLC, Amendment No.3 Incremental Term Loan — First Lien	07/05/24	1,790,911	100.00
Tricor, LLC, Delayed Draw Term Loan — First Lien	02/13/24	713,757	100.00
Tricor, LLC, Term Loan — First Lien	10/22/21	1,886,219	100.00
Triple Crown Consulting, LLC, Term A Loan — First Lien	06/02/23	1,078,561	91.00
TriStrux, LLC, Delayed Draw Term Loan — First Lien	02/13/24	315,066	69.99
TriStrux, LLC, Initial Term Loan — First Lien	12/23/21	891,136	69.99
TriStrux, LLC, Revolving Loan — First Lien	12/23/21	319,662	69.99
Unified Patents, LLC, Term A Loan — First Lien	12/23/24	9,048,951	99.25
VCR Buyer, Inc. (Velocity Clinical Research), Facility B1 — First Lien	12/15/22	4,910,435	94.00
VCR Buyer, Inc. (Velocity Clinical Research), Revolving Credit Facility — First Lien	12/15/22 - 09/29/23	251,815	94.00
Visante Acquisition, LLC, Initial Term Loan — First Lien	01/31/24	4,855,994	100.00
Waste Resource Management, Inc., Delayed Draw Term Loan — First Lien	12/28/23 - 05/19/25	1,539,606	100.00
Waste Resource Management, Inc., Revolving Credit Loan — First Lien	12/23/24 - 02/19/25	78,757	100.00
Waste Resource Management, Inc., Term Loan — First Lien	12/28/23	4,118,594	100.00
Xcel Brands, Inc.	03/25/25	—	0.71
Xcel Brands, Inc., Intial Term Loan A — First Lien	12/17/24 - 01/28/25	1,143,914	100.00
XPT Partners, LLC, 2024 Delayed Draw Term Loan — First Lien	01/27/25	211,211	98.00
XPT Partners, LLC, 2024 Revolving Loan — First Lien	12/10/24	89,319	98.00
XPT Partners, LLC, Term Loan — First Lien	12/10/24	4,208,315	98.00
		$507,284,793

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund | Consolidated Schedule of Investments | June 30, 2025 (unaudited)

(c)  Security fair valued as of June 30, 2025 by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees. Total value of all such securities at June 30, 2025 amounted to $462,620,593, which represents approximately 56.70% of net assets of the Fund.

(d)  The Ally Credit Facility is secured by a lien on all or a portion of the security. See Note 10 for additional details.

(e)  The JPM Credit Facility is secured by a lien on all or a portion of the security. See Note 10 for additional details.

(f)  All or a portion of this position has not yet settled as of June 30, 2025. The Fund will not accrue interest on its Senior Loans until the settlement date at which point Prime or SOFR will be established.

(g)  Securities exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. Total value of all such securities at June 30, 2025 amounted to $16,455,789, which represents approximately 2.02% of net assets of the Fund.

(h)  Represents less than 0.05% of net assets.

(i)  Represents 7-day effective yield as of June 30, 2025.

As of June 30, 2025, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,168,300
Aggregate gross unrealized depreciation	(22,541,369)
Net unrealized depreciation	$(15,373,069)
Federal income tax cost	$1,023,504,475

Abbreviations

PIK   — Pay in Kind

Preference   — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SOFR   — Secured Overnight Financing Rate

USD   — United States Dollar

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Consolidated Statement of Assets and Liabilities

June 30, 2025 (unaudited)

	First Eagle Credit Opportunities Fund*
Assets
Investments (Cost $1,023,504,475) (Note 2 and Note 3)	$1,008,131,406
Cash	21,959,584
Receivable for investments sold	33,403,259
Receivable for Fund shares sold	1,542,469
Accrued interest and dividends receivable	5,487,427
Due from adviser (Note 6)	177,049
Other assets	9,917
Total Assets	1,070,711,111
Liabilities
Investment advisory fees payable (Note 6)	831,677
Payable for investment purchased	120,051,679
Distribution fees payable (Note 7)	29,738
Administrative fees payable (Note 6)	407,360
Service fees payable (Note 7)	9,535
Credit facility (Net of unamortized deferred financing costs of $3,516,073 (Note 10)	126,733,927
Payable for dividends to shareholders	4,146,087
Unrealized depreciation on unfunded/delayed draw loan commitments (Note 9)	88,848
Accrued expenses and other liabilities	2,448,702
Total Liabilities	254,747,553
Commitments and contingent liabilities^	—
Net Assets	$815,963,558
Net Assets Consist of
Paid in capital	$894,437,552
Total distributable earnings (losses)	(78,473,994)
Net Assets	$815,963,558
Class A
Net Assets	$52,551,660
Shares Outstanding	2,333,704
Net asset value per share and redemption proceeds per share	$22.52
Offering price per share (NAV per share plus maximum sales charge)	$23.10	(1)
Class A-2
Net Assets	$47,629,769
Shares Outstanding	2,116,935
Net asset value per share and redemption proceeds per share	$22.50
Offering price per share (NAV per share plus maximum sales charge)	$23.08	(1)
Class I
Net Assets	$715,782,129
Shares Outstanding	31,985,736
Net asset value per share and redemption proceeds per share	$22.38

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

^  See Note 6 and Note 9 in the Notes to the Consolidated Financial Statements.

(1)  The maximum sales charge is 2.50% for Class A and Class A-2 shares. Class I shares have no front-end sales charges.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Consolidated Statement of Operations

Period Ended June 30, 2025 (unaudited)

First Eagle Credit Opportunities Fund*
Investment Income
Interest	$45,449,762
Dividends	1,006,400
Total Income	46,456,162
Expenses
Investment advisory fees (Note 6)	5,724,469
Distribution fees (Note 7)
Class A	63,060
Class A-2	108,460
Shareholder servicing agent fees	696,112
Service fees (Note 7)
Class A-2	54,230
Administrative fees (Note 6)	432,824
Professional fees	626,771
Custodian and accounting fees	260,768
Shareholder reporting fees	128,755
Trustees' fees (Note 6)	12,541
Interest expense and fees on borrowings (Note10)	4,993,898
Expense waiver recoupment (Note 6)	562,997
Registration and filing fees	55,153
Other expenses	11,280
Total Expenses	13,731,318
Expense waiver (Note 6)	(227,329)
Expense reductions due to earnings credits (Note 1)	(202,115)
Net Expenses	13,301,874
Net Investment Income (Note 2)	33,154,288
Realized and Unrealized Gains (Losses) on Investments and Unfunded Delayed Draw Loan Commitments (Note 2 and Note 9)
Net realized gains (losses) from:
Transactions in investments	(20,317,756)
(20,317,756)
Changes in unrealized appreciation (depreciation) of:
Investments	92,862
Unfunded delayed draw loan commitments	357,711
450,573
Net realized and unrealized (losses) on investments and unfunded delayed draw loan commitments	(19,867,183)
Net Increase in Net Assets Resulting from Operations	$13,287,105

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Consolidated Statements of Changes in Net Assets

	First Eagle Credit Opportunities Fund*
	For the Six Months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024
Operations
Net investment income	$33,154,288	$78,817,301
Net realized (loss) from investments	(20,317,756)	(25,476,240)
Change in unrealized appreciation of investments	450,573	5,419,975
Net increase in net assets resulting from operations	13,287,105	58,761,036
Distributions to Shareholders
Distributable earnings:
Class A	(2,082,183)	(3,904,826)
Class A-2	(1,699,624)	(2,443,853)
Class I	(30,951,531)	(75,740,332)
Decrease in net assets resulting from distributions	(34,733,338)	(82,089,011)
Fund Share Transactions
Class A
Net proceeds from shares sold	4,281,473	36,978,716
Net asset value of shares issued for reinvested dividends and distributions	462,845	958,129
Cost of shares redeemed**	(2,250,805)	(9,687,904)
Increase in net assets from Class A share transactions	2,493,513	28,248,941
Class A-2
Net proceeds from shares sold	8,137,641	26,495,280
Net asset value of shares issued for reinvested dividends and distributions	1,148,516	1,799,032
Cost of shares redeemed	(605,076)	(537,281)
Increase in net assets from Class A-2 share transactions	8,681,081	27,757,031
Class I
Net proceeds from shares sold	81,256,358	306,526,186
Net asset value of shares issued for reinvested dividends and distributions	6,344,734	14,993,072
Cost of shares redeemed	(117,089,912)	(182,512,593)
Increase (decrease) in net assets from Class I share transactions	(29,488,820)	139,006,665
Increase/(decrease) in net assets from Fund share transactions	(18,314,226)	195,012,637
Net increase (decrease) in net assets	(39,760,459)	171,684,662
Net Assets (Note 2)
Beginning of period	855,724,017	684,039,355
End of period	$815,963,558	$855,724,017

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

**  Including class exchanges.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Consolidated Statements of Changes in Net Assets (continued)

	First Eagle Credit Opportunities Fund*
	For the Six Months ended June 30, 2025 (unaudited)	For the year ended December 31, 2024
Changes in Shares Outstanding
Class A
Shares outstanding, beginning of period	2,223,369	1,020,016
Shares sold	189,124	1,571,786
Shares issued on reinvestment of distributions	20,407	41,022
Shares redeemed**	(99,196)	(409,455)
Shares outstanding, end of period	2,333,704	2,223,369
Class A-2
Shares outstanding, beginning of period	1,734,778	546,036
Shares sold	358,084	1,134,621
Shares issued on reinvestment of distributions	50,727	77,263
Shares redeemed	(26,654)	(23,142)
Shares outstanding, end of period	2,116,935	1,734,778
Class I
Shares outstanding, beginning of period	33,297,558	27,342,670
Shares sold	3,586,285	13,137,662
Shares issued on reinvestment of distributions	281,582	644,397
Shares redeemed	(5,179,689)	(7,827,171)
Shares outstanding, end of period	31,985,736	33,297,558

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

**  Including class exchanges.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Consolidated Statement of Cash Flows

Period Ended June 30, 2025

First Eagle Credit Opportunities Fund*
Cash Flows Provided by (Used in) Operating Activities:
Net increase in net assets resulting from operations	$13,287,105
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase investments	(467,749,621)
Proceeds from sale and paydowns of investments	427,061,558
Net decrease in short term investments	(760,561)
Realized (gain) loss on investments	20,317,756
Change in unrealized (appreciation) depreciation on investments	(92,862)
Amortization (accretion) of bond and bank loan premium (discount)	(1,028,753)
Change in unrealized (appreciation) depreciation on unfunded delayed draw loan commitments	(357,711)
(Increases) decreases in operating assets:
Accrued interest and dividends receivable	1,134,113
Due from adviser	(149,165)
Other assets	405,132
Increases (decreases) in operating liabilities
Investment advisory fees payable	(62,187)
Administrative fees payable	27,857
Distribution fees payable	2,284
Service fees payable	1,207
Trustee fees payable	(642)
Accrued expenses and other liabilities	1,080,532
Net cash provided by (used in) operating activities	$(6,883,958)
Cash Flows Provided by (Used in) Financing Activities:
Proceeds from shares sold	95,879,623
Payments on shares redeemed	(119,903,842)
Cash distributions paid	(27,958,700)
Borrowings under Credit Facility	222,250,000
Repayment under Credit Facility	(154,800,000)
Deferred financing cost	(486,845)
Net cash provided by (used in) financing activities	$14,980,236
Net change in cash	8,096,278
Cash, beginning of period	13,863,306
Cash, end of period	$21,959,584

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $3,605,058 for stated interest expense and unused commitment fees.

Non-cash financing activities consist of reinvestment of distributions in the amount $7,956,095 and share exchanges in the amount of $41,951.

*  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

This page was intentionally left blank.

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class A	For the Six Months Ended June 30, 2025** (unaudited)		For the Year Ended December 31, 2024**		For the Year Ended December 31, 2023***		For the Year Ended December 31, 2022***		For the Year Ended December 31, 2021***		For the Period 12/02/20^ - 12/31/20
Investment Operations
Net asset value, beginning of period	$23.09		$23.79		$23.47		$26.22		$25.48		$25.15
Net investment Income	0.89		2.24		2.49		2.10		2.10		0.10
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments†	(0.53)		(0.54)		0.20		(2.93)		0.53		0.32
Total investment operations	0.36		1.70		2.69		(0.83)		2.63		0.42
Less Dividends and Distributions
From net investment income	(0.93)		(2.40)		(2.37)		(1.91)		(1.81)		(0.09)
From capital gains	—		—		—		(0.01)		(0.08)		—
Total distributions	(0.93)		(2.40)		(2.37)		(1.92)		(1.89)		(0.09)
Net asset value, end of period	$22.52		$23.09		$23.79		$23.47		$26.22		$25.48
Total return(a)	1.60	%(b)	7.49%		12.03%		(3.23)%		10.60%		1.62	%(b)
Net assets, end of period (thousands)	$52,552		$51,348		$24,269		$12,844		$7,592		$1,016
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	3.53	%(c)	3.66%		3.87%		3.76%		4.83%		5.45	%(c)
Operating expenses including earnings credits and/or fee waivers	3.43	%(c),(d)	3.51	%(d)	3.65	%(d)	2.62	%(d)	2.28	%(d)	2.75	%(c)
Net investment income excluding earnings credits and/or fee waivers	7.82	%(c)	9.43%		10.32%		7.36%		5.47%		2.16	%(c)
Net investment income including earnings credits and/or fee waivers	7.93	%(c)	9.58%		10.55%		8.50%		8.02%		4.86	%(c)
Supplemental Data
Portfolio turnover rate	40.20	%(b)	112.01%		68.91%		49.93%		73.15%		21.38	%(b)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund

Financial Highlights

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

***  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

(a)  Does not take into account the sales charge of 2.50% for Class A shares. Prior to April 30, 2022, the sales charge for Class A was 3.50%, which was also not taken into account.

(b)  Not annualized.

(c)  Annualized.

(d)  Interest expense and fees relate to the credit facility transactions (See Note 2(e)) representing 1.22%, 1.26%, 1.40%, 0.85% and 1.15% for the period January 1, 2025 to June 30, 2025 and for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 2.21%, 2.25%, 2.25%, 1.77% and 1.13% for the period January 1, 2025 to June 30, 2025 and for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class A-2	For the Six Months Ended June 30, 2025** (unaudited)		For the Year Ended December 31, 2024**		For the Year Ended December 31, 2023***		For the Period 5/31/22^ - 12/31/22***
Investment Operations
Net asset value, beginning of period	$23.06		$23.70		$23.42		$24.94
Net investment Income	0.86		2.16		2.42		1.18
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments†	(0.54)		(0.52)		0.16		(1.51)
Total investment operations	0.32		1.64		2.58		(0.33)
Less Dividends and Distributions
From net investment income	(0.88)		(2.28)		(2.30)		(1.18)
From capital gains	—		—		—		(0.01)
Total distributions	(0.88)		(2.28)		(2.30)		(1.19)
Net asset value, end of period	$22.50		$23.06		$23.70		$23.42
Total return(a)	1.44	%(b)	7.26%		11.52%		(1.34	)%(b)
Net assets, end of period (thousands)	$47,630		$39,999		$12,940		$99
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	3.79	%(c)	3.90%		4.35%		4.39	%(c)
Operating expenses including earnings credits and/or fee waivers	3.68	%(c),(d)	3.78	%(d)	4.14	%(d)	3.57	%(c),(d)
Net investment income excluding earnings credits and/or fee waivers	7.56	%(c)	9.14%		10.05%		7.50	%(c)
Net investment income including earnings credits and/or fee waivers	7.66	%(c)	9.26%		10.26%		8.32	%(c)
Supplemental Data
Portfolio turnover rate	40.20	%(b)	112.01%		68.91%		49.93	%(b)

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

***  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

(a)  Does not take into account the sales charge of 2.50% for Class A shares. Prior to April 30, 2022, the sales charge for Class A was 3.50%, which was also not taken into account.

(b)  Not annualized.

(c)  Annualized.

(d)  Interest expense and fees relate to the credit facility transactions (See Note 2(e)) representing 1.22%,1.26%,1.39% and 0.82% for the period January 1, 2025 to June 30, 2025 and for the years ended December 31, 2024, December 31, 2023 and the period May 31, 2022 to December 31, 2022, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 2.46%, 2.52%, 2.75% and 2.75% for the period January 1, 2025 to June 30, 2025 and for the years ended December 31, 2024, December 31, 2023 and the period May 31, 2022 to December 31, 2022, respectively.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund

Financial Highlights

	Per share operating performance*
Class I	For the Six Months Ended June 30, 2025** (unaudited)		For the Year Ended December 31, 2024**		For the Year Ended December 31, 2023***		For the Year Ended December 31, 2022***		For the Year Ended December 31, 2021***		For the Period 9/15/20^ - 12/31/20
Investment Operations
Net asset value, beginning of period	$22.96		$23.66		$23.38		$26.19		$25.47		$25.00
Net investment Income	0.91		2.37		2.55		2.17		2.27		0.33
Net realized and unrealized gains (losses) on investments and unfunded delayed draw loan commitments†	(0.53)		(0.60)		0.21		(2.94)		0.57		0.45
Total investment operations	0.38		1.77		2.76		(0.77)		2.84		0.78
Less Dividends and Distributions
From net investment income	(0.96)		(2.47)		(2.48)		(2.03)		(2.04)		(0.30)
From capital gains	—		—		—		(0.01)		(0.08)		(0.00	)****
Return of capital	—		—		—		—		—		(0.01)
Total distributions	(0.96)		(2.47)		(2.48)		(2.04)		(2.12)		(0.31)
Net asset value, end of period	$22.38		$22.96		$23.66		$23.38		$26.19		$25.47
Total return	1.70	%(a)	7.87%		12.41%		(3.02)%		11.45%		3.13	%(a)
Net assets, end of period (thousands)	$715,782		$764,377		$646,830		$439,296		$181,346		$41,086
Ratios to Average Net Assets
Operating expenses excluding earnings credits and/or fee waivers	3.33	%(b)	3.41%		3.62%		3.48%		4.18%		4.70	%(b)
Operating expenses including earnings credits and/or fee waivers	3.22	%(b),(c)	3.26	%(c)	3.39	%(c)	2.41	%(c)	1.70	%(c)	2.00	%(b)
Net investment income excluding earnings credits and/or fee waivers	8.06	%(b)	10.02%		10.60%		7.71%		6.15%		1.74	%(b)
Net investment income including earnings credits and/or fee waivers	8.16	%(b)	10.17%		10.83%		8.79%		8.63%		4.44	%(b)
Supplemental Data
Portfolio turnover rate	40.20	%(a)	112.01%		68.91%		49.93%		73.15%		21.38	%(a)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund

Financial Highlights

^  Inception date.

*  Per share amounts have been calculated using the average shares method.

**  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC and First Eagle Credit Opportunities Fund BSL SPV I, LLC.

***  Financial statements are shown on a consolidated basis and include the balances of the First Eagle Credit Opportunities Fund SPV, LLC.

****  Amount represents less than $0.01 per share.

†  The amount shown for shares outstanding throughout the period does not accord with the aggregate gain/loss on that period because of the timing of sales and purchase of the Fund's shares in relation to fluctuating market value of the investments in the Fund.

(a)  Not annualized.

(b)  Annualized.

(c)  Interest expense and fees relate to the credit facility transactions (See Note 2(e)) representing 1.22%, 1.26%, 1.39%, 0.85% and 1.15% for the period January 1, 2025 to June 30, 2025 and for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively. Without the interest expense and fees, the operating expenses including earnings credits and/or fee waivers would have been 2.00%, 2.00%, 2.00%, 1.56% and 0.55% for the period January 1, 2025 to June 30, 2025 and for the years ended December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021, respectively.

See Notes to Consolidated Financial Statements.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

This page was intentionally left blank.

Notes to Consolidated Financial Statements

Note 1 — Organization

First Eagle Credit Opportunities Fund (the "Fund") is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act") that continuously offers its shares of beneficial interest (the "Common Shares"), and is operated as an "interval fund." The Fund was organized as a Delaware statutory trust on July 8, 2020, pursuant to a Declaration of Trust governed by the laws of the State of Delaware as amended and restated by the Amended and Restated Declaration of Trust, dated as of September 4, 2020.

The Fund's primary investment objective is to provide current income, with a secondary objective of providing long-term risk-adjusted returns. The Fund seeks to achieve its investment objective by investing in a portfolio of a variety of credit asset classes. The Fund will invest, under normal market conditions, at least 80% of its Managed Assets, defined as total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes), in a credit portfolio of below investment grade credit assets including syndicated bank loans, middle market "club" loans (senior secured loans in middle market companies funded by an arranged group of lenders that generally does not involve syndication), direct lending (consisting of first lien loans, including unitranche loans), asset-based loans, and high-yield bonds (commonly referred to as "junk" bonds).

The Fund currently offers three classes of Common Shares: Class A Shares, Class A-2 Shares and Class I Shares. The Fund has been granted exemptive relief (the "Exemptive Relief") from the Securities and Exchange Commission (the "SEC") that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees. The Fund may offer additional classes of shares in the future.

First Eagle Investment Management, LLC (the "Adviser") is the investment adviser of the Fund. The Adviser is a subsidiary of First Eagle Holdings, Inc. ("First Eagle Holdings"). Prior to August 15, 2025, investment vehicles indirectly controlled by Blackstone, Inc. and Corsair Capital LLC and certain co-investors owned a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings L.P., a Delaware limited partnership.

First Eagle Alternative Credit, LLC (the "Subadviser"), in its capacity as the alternative credit group of the Adviser, serves as the Fund's investment subadviser. The Subadviser is an investment adviser for both direct lending and broadly syndicated investments, through public and private vehicles, collateralized loan obligations, separately managed accounts and commingled funds. The Subadviser

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

was formed in 2009 under the name THL Credit Advisors LLC. In January 2020, the Subadviser was acquired by the Adviser and is a wholly-owned subsidiary of the Adviser.

On August 15, 2025, private equity funds managed by Genstar Capital acquired a majority investment in First Eagle Holdings, including a buyout of all interests held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. Genstar Capital is a private equity firm focused on investments in targeted segments of the financial services, healthcare, industrials, and software industries.

As required under the 1940 Act, the closing of this transaction was deemed an "assignment" of the prior investment management agreement between the Fund and the Adviser and the subadvisory agreement between the Adviser and the Subadviser with respect to the Fund, which resulted in automatic termination of the agreements. On April 3, 2025, the Board of Trustees of the Fund (the "Board") considered a new substantially identical investment management agreement with the Adviser and a substantially identical subadvisory agreement between the Adviser and the Subadviser. The Board approved such agreements, which were presented to the shareholders of the Fund for approval, and were approved by such shareholder on August 14, 2025. The current investment management agreement and subadvisory agreement took effect upon the closing of the transaction on August 15, 2025. The transaction is not expected to result in any change in the portfolio management of the Fund or in the Fund's investment objectives or policies.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies that are adhered to by the Fund. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards (the "FASB") Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles ("GAAP").

a)  Investments in Subsidiaries — The First Eagle Credit Opportunities Fund SPV, LLC (the "SPV"), established on January 11, 2021, and the First Eagle Credit Opportunities Fund BSL SPV I, LLC (the "BSL SPV"), established on December 13, 2024, are wholly-owned Delaware limited liability companies, which function as the Fund's special purpose, bankruptcy-remote, financing subsidiaries. The consolidated financial statements include the accounts of the Fund and the subsidiaries. All intercompany transactions and balances have been eliminated. As of June 30, 2025, the SPV has $332,038,271 in net assets, representing 40.70% of

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

the Fund's net assets and the BSL SPV has $39,845,177 in net assets, representing 4.88% of the Fund's net assets. The assets and credit of the SPV and the BSL SPV are not available to satisfy the obligations of the Fund.

b)  Investment Valuation — The Fund's net asset value ("NAV") per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. The Fund computes its NAV per share as of the close of trading on each day the New York Stock Exchange ("NYSE") is open for trading.

The Fund's securities are valued by various methods, as described below:

Portfolio securities and other assets for which market quotes are readily available are valued at market value.

Senior Loans refers to Loans and Assignments, Bank Loans, Direct Lending and Middle Market "Club" Loans. Senior Loans are primarily valued by using a composite loan price at the mean of the bid and ask prices from an approved pricing service. Initial purchases of investments, including Direct Loans, may be fair valued at their cost which approximates market value and are monitored by the Adviser and the Subadviser (individually or collectively referred to as "First Eagle Management") for any significant positive or negative events subsequent to the date of the original investment that necessitates a change to another valuation method, such as the market or income approach. Subsequent to the initial purchase, Direct Loans may be valued utilizing the income approach, market approach or liquidation. The income approach values an investment by estimating the present value of future economic benefits it is expected to produce. These benefits include earnings, cash flows and disposition proceeds. Expected current value is determined by discounting expected cash flows at a rate of return (discount rate or cost of capital) that reflects the risk associated with realizing the cash flows in the amounts and times projected. Enterprise value, a market approach, values an investment by determining the value of a company and allocating the value to the debt. Enterprise value uses a multiple analysis, whereby appropriate multiples are applied to the portfolio company's revenues or net income before net interest expense, income tax expense, depreciation and amortization. The liquidation approach values an investment by analyzing the underlying collateral of the loan, as set forth in the associated loan agreements and borrowing base certificates. Liquidation valuations may be determined using a net orderly liquidation value, a forced liquidation value, other methodology. Such liquidation values may be further reduced by certain reserves that may reduce the value of the collateral available to support the outstanding debt in a wind down scenario.

All bonds, whether listed on an exchange or traded in the over-the-counter market for which market quotations are available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of trading on the NYSE (normally 4:00 PM EST), or dealers in the over-the-counter

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable instruments and the various relationships between instruments in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique features of the instrument in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. First Eagle Management's Valuation Committee, at least annually, will review the pricing service's inputs, methods, models, and assumptions for its evaluated prices.

Non-exchange traded equity securities may be valued at prices supplied by the Fund's pricing agent based on the average of the bid/ask prices quoted by brokers that are knowledgeable about the securities. If broker quotes are unavailable, then the equity will be fair valued as described below.

Investment companies, including money market funds, are valued at their net asset value.

If a price is not available from an independent pricing service or broker, or if the price provided is believed to be unreliable, the security will be fair valued as described below. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. Fair value methods may include, but are not limited to, the use of market comparable and/or income approach methodologies. Using a fair value pricing methodology to value securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their NAV. Determination of fair value is uncertain because it involves subjective judgments and estimates. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities;

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

Level 3 — Other significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments).

The two primary significant unobservable inputs used in the fair value measurement of the Fund's debt investments, excluding asset-backed loans, and certain equity investments valued using an income approach, is the weighted average cost of capital, or WACC, and the comparative yield. Significant increases (decreases) in the WACC or in the comparative yield in isolation would result in a significantly lower (higher) fair value measurement. In determining the WACC, for the income, or yield approach, the Fund considers current market yields and multiples, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate WACC to use in the income approach. In determining the comparative yield, for the income, or yield approach, the Fund considers current market yields and multiples, weighted average cost of capital, portfolio company performance, leverage levels, credit quality, among other factors, including U.S. federal tax rates, in its analysis.

The primary significant unobservable inputs used in the fair value measurement of the Fund's investments in asset-backed loans is the net realized value of the underlying collateral of the loan. The Fund considers information provided by the borrower in its compliance certificates and information from third party appraisals, among other factors, in its analysis. Significant increases (decreases) in net realizable value of the underlying collateral would result in a significantly higher (lower) fair value measurement.

The primary significant unobservable input used in the fair value measurement of the Fund's equity investments and other debt investments using a market approach is the EBITDA multiple adjusted by management for differences between the investment and referenced comparables, or the multiple. Significant increases (decreases) in the multiple in isolation would result in a significantly higher (lower) fair value measurement. To determine the multiple for the market approach, the Fund considers current market trading and/or transaction multiples, portfolio company performance (financial ratios) relative to public and private peer companies and leverage levels, among other factors. Changes in one or more of these factors can have a similar directional change on other factors in determining the appropriate multiple to use in the market. The primary significant unobservable input used in the fair value measurement of the Fund's investments in warrants are volatility and time horizon.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Fair valuation of securities, other financial instruments or other assets (collectively, "securities") held by the Fund are determined in good faith by the Adviser as "valuation designee" under the oversight of the Fund's Board of Trustees (the "Board"). The Board Valuation, Liquidity and Allocations Committee (the "Committee") oversees the execution of the valuation procedures for the Fund. In accordance with Rule 2a-5 under the 1940 Act, the Board has designated the Adviser the "valuation designee" to perform the Fund's fair value determinations. The Adviser's fair valuation process is subject to Board oversight and certain reporting and other requirements.

The following table summarizes the valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2025:

Description	Level 1	Level 2	Level 3‡	Total
Assets
Common Stocks†	$—	$1,305,527	$9,923,073	$11,228,600
Corporate Bonds†	—	16,455,789	—	16,455,789
Senior Loans
Advertising	—	12,202,844	2,575,663	14,778,507
Aerospace & Defense	—	7,867,049	3,011,250	10,878,299
Agricultural & Farm Machinery	—	—	923,077	923,077
Air Freight & Logistics	—	4,994,278	3,187,831	8,182,109
Apparel Retail	—	—	2,060,954	2,060,954
Apparel, Accessories & Luxury Goods	—	2,947,500	8,108,900	11,056,400
Application Software	—	38,739,228	14,809,504	53,548,732
Asset Management & Custody Banks	—	3,334,145	7,733,746	11,067,891
Auto Parts & Equipment	—	5,320,459	5,780,113	11,100,572
Biotechnology	—	3,920,267	—	3,920,267
Broadcasting	—	2,538,457	—	2,538,457
Building Products	—	2,010,630	—	2,010,630
Casinos & Gaming	—	14,589,644	—	14,589,644
Commodity Chemicals	—	2,974,701	196,715	3,171,416
Construction & Engineering	—	—	2,647,376	2,647,376
Data Processing & Outsourced Services	—	—	3,185,235	3,185,235
Distillers & Vintners	—	—	532,921	532,921
Distributors	—	3,014,944	—	3,014,944
Diversified Chemicals	—	—	8,535,871	8,535,871
Diversified Support Services	—	984,108	11,130,774	12,114,882

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Education Services	$—	$2,988,138	$10,994,255	$13,982,393
Electric Utilities	—	—	2,229,037	2,229,037
Electrical Components & Equipment	—	—	6,241,237	6,241,237
Electronic Equipment & Instruments	—	1,722,736	—	1,722,736
Electronic Manufacturing Services	—	12,618,168	—	12,618,168
Environmental & Facilities Services	—	2,887,496	16,515,427	19,402,923
Financial Exchanges & Data	—	4,964,410	—	4,964,410
Footwear	—	1,006,250	538,871	1,545,121
Forest Products	—	2,996,250	—	2,996,250
Health Care Distributors	—	—	4,012,080	4,012,080
Health Care Facilities	—	5,036,831	6,675,078	11,711,909
Health Care Services	—	28,115,293	91,483,559	119,598,852
Health Care Supplies	—	3,945,639	—	3,945,639
Health Care Technology	—	7,943,140	19,006,132	26,949,272
Heavy Electrical Equipment	—	4,433,542	6,753,214	11,186,756
Highways & Railtracks	—	3,013,125	—	3,013,125
Home Furnishings	—	2,985,628	4,858,576	7,844,204
Home Improvement Retail	—	—	6,440,316	6,440,316
Homebuilding	—	—	2,992,500	2,992,500
Hotels, Resorts & Cruise Lines	—	6,841,900	—	6,841,900
Household Products	—	—	1,900,333	1,900,333
Human Resource & Employment Services	—	—	12,962,745	12,962,745
Industrial Machinery	—	18,049,259	3,498,744	21,548,003
Insurance Brokers	—	12,276,119	31,091,019	43,367,138
Integrated Telecommunication Services	—	9,969,617	—	9,969,617
Interactive Media & Services	—	3,005,625	5,195,091	8,200,716
Internet & Direct Marketing Retail	—	9,342,164	10,278,716	19,620,880
Internet Services & Infrastructure	—	7,140,176	2,257,935	9,398,111
Investment Banking & Brokerage	—	3,001,298	—	3,001,298
IT Consulting & Other Services	—	5,953,335	36,857,204	42,810,539
Leisure Facilities	—	3,006,375	4,247,964	7,254,339
Life Sciences Tools & Services	—	2,967,018	4,912,873	7,879,891
Managed Health Care	—	—	2,012,929	2,012,929

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Metal & Glass Containers	$—	$8,952,492	$—	$8,952,492
Movies & Entertainment	—	3,007,500	—	3,007,500
Multi-Sector Holdings	—	4,706,695	—	4,706,695
Office Services & Supplies	—	6,431,068	—	6,431,068
Oil & Gas Storage & Transportation	—	1,982,506	—	1,982,506
Other Diversified Financial Services	—	—	4,948,842	4,948,842
Packaged Foods & Meats	—	8,903,037	—	8,903,037
Paper Packaging	—	1,911,707	8,136,298	10,048,005
Paper Products	—	—	7,522,012	7,522,012
Pharmaceuticals	—	1,859,722	15,437,399	17,297,121
Railroads	—	5,121,976	—	5,121,976
Real Estate Development	—	—	9,837,838	9,837,838
Real Estate Services	—	8,666,457	1,351,349	10,017,806
Research & Consulting Services	—	36,938,229	43,562,182	80,500,411
Restaurants	—	956,315	—	956,315
Security & Alarm Services	—	6,542,672	10,854,692	17,397,364
Soft Drinks	—	953,732	—	953,732
Specialized Consumer Services	—	4,991,441	17,346,374	22,337,815
Specialized Finance	—	15,463,770	2,993,783	18,457,553
Specialty Chemicals	—	8,819,177	—	8,819,177
Specialty Stores	—	2,992,960	—	2,992,960
Systems Software	—	18,519,479	—	18,519,479
Technology Distributors	—	2,896,875	—	2,896,875
Technology Hardware, Storage & Peripherals	—	6,205,061	—	6,205,061
Textiles	—	4,116,843	—	4,116,843
Trading Companies & Distributors	—	7,004,412	—	7,004,412
Trucking	—	9,106,973	3,732,215	12,839,188
Water Utilities	—	—	5,793,949	5,793,949
Total Senior Loans	—	448,698,885	499,892,698	948,591,583
Warrants†	—	—	82,315	82,315
Short-Term Investments
Investment Companies	31,773,119	—	—	31,773,119
Total	$31,773,119	$466,460,201	$509,898,086	$1,008,131,406

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Description	Level 1	Level 2	Level 3‡	Total
Liabilities
Unfunded Commitments*	$—	$4,265	$(93,113)	$(88,848)
Total	$31,773,119	$466,464,466	$509,804,973	$1,008,042,558

‡  Value determined using significant unobservable inputs.

†  See Consolidated Schedule of Investments for additional detailed categorizations.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation).

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Warrants	Senior Loans	Unfunded Commitments*	Total
Beginning Balance — market value	$10,205,059	$31,770	$491,606,932	$(450,685)	$501,393,076
Purchases(1)	—	(48,414)	219,734,082	—	219,685,668
Sales(2)	—	—	(186,314,685)	—	(186,314,685)
Transfer In — Level 3	—	—	5,367,753	—	5,367,753
Transfer Out — Level 3	—	—	(28,858,426)	—	(28,858,426)
Accrued discounts/(premiums)	—	—	588,881	—	588,881
Realized Gains (Losses)	—	—	(4,080,826)	—	(4,080,826)
Change in Unrealized Appreciation (Depreciation)	(281,986)	98,959	1,848,987	357,572	2,023,532
Ending Balance — market value	$9,923,073	$82,315	$499,892,698	$(93,113)	$509,804,973
Change in unrealized gains or (losses) relating to assets still held at reporting date	$(281,986)	$98,959	$(3,926,009)	$340,599	$(3,768,437)

The table above is disclosing activities at the lot level.

(1)  Purchases include all purchases of securities, securities received in corporate, and funding activities.

(2)  Sales include all sales of securities, maturities, paydowns, securities tendered in corporate actions, funding activities, and reduction in commitment for unfunded commitments.

*  Unfunded commitments are presented at net unrealized appreciation (depreciation).

Investments were transferred into Level 3 during the period ended June 30, 2025 due to changes in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the increased incidence of stale prices, as assessed by the Adviser. Investments were transferred out of Level 3 during the period ended June 30, 2025 due to improvements in the quantity and quality of information, specifically the number of vendor quotes available to support the valuation of each investment and the reduced incidence of stale prices, as assessed by the Adviser.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

The following is a summary of the Fund's valuation techniques and significant amounts of unobservable inputs used in the Fund's Level 3 securities as of June 30, 2025:

Investment Type	Fair Value as of June 30, 2025	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Common Stock	$1,923,059	Broker Quotes	N/A	N/A	Increase
	8,000,000	Discounted Cash Flow (Income Approach)	Comparable Yield	14.97%-14.97% (14.97%)	Decrease
	14	Market Comparable Companies	EBITDA Multiple	4.32x-8.37X (8.26X)	Increase
Common Stock total	9,923,073
Warrant	76,871	Market Comparable Companies	EBITDA Multiple	10.13x-10.13X (10.13X)	Increase
	5,444	Option Pricing Model	Volatility/ Time Horizon	70%/3.5yr (70%/3.5yr)	Increase
Warrant total	82,315
Senior Loans	$45,354,433	Broker Quotes	N/A	N/A	Increase
	414,269,068	Discounted Cash Flow (Income Approach)	Comparable Yield	8.01%-22.38% (10.60%)	Decrease
	38,401,470	Liquidation	Collateral Value	22.4-425.6 (130.4)*	Increase
	1,867,727	Market Comparable Companies	EBITDA Multiple	4.32x-8.51X (6.50X)	Increase
Senior Loans total	499,892,698
Total Investments	$509,898,086

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Investment Type	Fair Value as of June 30, 2025	Valuation Technique(s)	Unobservable Inputs	Range (Weighted Average)	Direction Change in Fair Value Resulting from Increase in Unobservable Inputs(a)
Unfunded Commitment	$19,870	Broker Quotes	N/A	N/A	Increase
	(105,281)	Discounted Cash Flow (Income Approach)	Comparable Yield	8.01%-17.38% (9.83%)	Decrease
	2,567	Liquidation	Collateral Value	54.2-54.2 (54.2)*	Increase
	(10,269)	Market Comparable Companies	EBITDA Multiple	8.00x-8.51X (8.18X)	Increase
Unfunded Commitment total	$(93,113)

Notes:

*  Collateral values are presented in $ millions.

*  Fair Value for unfunded commitments is unrealized appreciation/depreciation.

(a)  This column represents the direction change in the fair value of level 3 securities that would result from an increase to the corresponding unobservable inputs. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases of these inputs could result in significantly higher or lower fair value determination.

c)  Cash — For the purposes of the Consolidated Statement of Cash Flows, the Fund defines cash as cash, including foreign currency and restricted cash. The Fund's cash is maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. The Fund's cash balance may exceed insurance limits at times.

d)  Investment Transactions and Income — Investment transactions are accounted for on a trade date basis. Interest income, adjusted for the accretion of discount and amortization of premiums, is recorded daily on an accrual basis. The specific identification method is used in determining realized gains and losses from investment transactions. In computing investment income, the Fund accretes discounts and amortizes premiums on debt obligations using the effective yield method. Paydown gains and losses are netted and recorded as interest income on the Consolidated Statement of Operations.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

The difference between cost and fair value on open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from prior period is reflected as change in unrealized gains (losses) of investment securities in the Consolidated Statement of Operations.

e)  Deferred Financing Costs — Deferred financing costs consist of fees and expenses paid in connection with the closing of the Ally Credit Facility and JPM Credit Facility (as defined below), including upfront fees and legal fees. Deferred financing costs are amortized using the straight line method over the term of the respective credit facilities and included on the Consolidated Statement of Operations under "Interest expense and fees on borrowing". The unamortized deferred financing costs are reflected on the Consolidated Statement of Assets and Liabilities as a reduction to the Credit Facilities (as defined below) liability. As of June 30, 2025, there was $2,012,800 unamortized deferred financing cost for Ally Credit Facility, and $1,503,273 unamortized deferred financing cost for JP Morgan Credit Facility.

f)  United States Income Taxes — The Fund intends to continue to qualify as a regulated investment company by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its earnings to its shareholders.

Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

g)  Expenses — Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, also managed by the Adviser, are prorated among those funds on the basis of relative net assets or other appropriate methods. Earnings credits may reduce shareholder servicing agent fees by the amount of interest earned on balances with such service provider.

h)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i)  Class Accounting — Investment income, common expenses and realized/ unrealized gain or loss on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

j)  Indemnification — In the normal course of business, the Fund enters into contracts which provide general indemnifications. The Fund's maximum

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

k)  New Accounting Pronouncements — In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.

l)  Segment Reporting — The Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosure requirements only and did not affect the fund's financial position or the results of its operations. Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker ("CODM") in deciding how to allocate resources and assess performance.

In accordance with ASC 280, the Fund has determined that it has a single operating segment which derives its revenues from investments made in accordance with the Fund's defined investment objective. The Fund's CODM is represented by the Adviser, through various committees. The Fund's net investment income, total returns, expense ratios, and net increase (decrease) in net assets resulting from operations which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the Fund's consolidated financial statements.

Note 3 — Securities and Other Investments

The Fund's portfolio primarily consists of some combination of the following types of investments:

Syndicated Loans — Syndicated loans are typically underwritten and syndicated by large commercial and investment banks. These loans may be recently originated by such banks pursuant to the originating bank's, or lead arranger's, underwriting standards applicable to corporate borrowers at the time of issuance. The Fund may purchase syndicated loans either in the primary market in connection with their syndication or in the secondary market. In most cases, syndicated loans will be secured by specific collateral of the issuer. In general, most of the syndicated loans purchased by the Fund will be current on principal and interest payments at the time of purchase. However, the Fund can purchase syndicated loans that are not

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

current on principal and are likely to default. In addition, syndicated loans held by the Fund may at times cease being current on principal and interest payments. When all or a portion of a loan held by the Fund has not yet settled, the Fund does not accrue interest on such a loan until the settlement date at which point SOFR or Prime will be established.

Middle Market "Club" Loans — Middle market "club" loans are loans made to upper middle market companies that may not have access to traditional capital markets. Middle market "club" loans are distinct from customary direct lending loans described herein in that they are generally more liquid, often rated by a third party and funded by more than one lender, often a "club" of unaffiliated lenders. Middle market "club" loans held by the Fund will consist of first lien senior secured loans.

Direct Lending — The Fund may invest in sponsor-backed, first lien senior secured directly originated loans (including "unitranche" loans, which are loans that combine both senior and mezzanine debt, generally in a first lien position) of middle- market U.S. companies. Direct lending middle market loans are generally illiquid, unrated and funded by one affiliated lender group.

Asset-Based Loans — Asset-based loans are loans that are secured by collateral consisting of inventory, accounts receivable, machinery/equipment, real estate, intellectual property/brands and/or other assets owned by the borrower(s) where by the underlying loan will be underwritten by the value of the collateral. These loans are highly structured and typically include frequent monitoring including but not limited to financial and collateral reporting. The term loans are provided to both private and public borrowers with varying ownership structures.

High Yield Bonds — The Fund may invest in high-yield bonds, which are securities rated below "Baa3" by Moody's, or below "BBB-" by S&P and/or lower than "BBB-" by Fitch Ratings and unrated debt securities and other types of credit instruments of similar quality, commonly referred to as "junk bonds." Such securities are predominately speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The ratings of S&P represent its opinion as to the credit quality of the securities it undertakes to rate. It should be emphasized, however, the ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market price risk of these securities. In seeking to achieve its investment objective, the Fund depends on credit analysis to identify investment opportunities.

Derivative Transactions — Unless the Fund is relying on the Limited Derivatives User Exception (as defined below), the Fund must comply with Rule 18f-4 with respect to its Derivatives Transactions (as defined below). Rule 18f-4, among other things, requires the Fund to adopt and implement a comprehensive written derivatives risk management program ("DRMP") and comply with a relative or absolute limit on Fund leverage risk calculated based on value-at-risk ("VaR"). The DRMP is administered by a "derivatives risk manager," who is appointed by the Board, including a majority of Independent Trustees, and periodically reviews the

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

DRMP and reports to the Board. Rule 18f-4 provides an exception from the DRMP, VaR limit and certain other requirements if the Fund's "derivatives exposure" (as defined in Rule 18f-4) is limited to 10% of its net assets (as calculated in accordance with Rule 18f-4) and the Fund adopts and implements written policies and procedures reasonably designed to manage its derivatives risks (the "Limited Derivatives User Exception"). As of the date hereof, the Fund relies on the Limited Derivatives User Exception.

Under Rule 18f-4, "Derivatives Transactions" include the following: (1) any swap, security-based swap (including a contract for differences), futures contract, forward contract, option (excluding purchased options), any combination of the foregoing, or any similar instrument, under which the Fund is or may be required to make any payment or delivery of cash or other assets during the life of the instrument or at maturity or early termination, whether as margin or settlement payment or otherwise; (2) any short sale borrowing; (3) reverse repurchase agreements and similar financing transactions (e.g., recourse and nonrecourse tender option bonds, and borrowed bonds), if the Fund elects to treat these transactions as Derivatives Transactions under Rule 18f-4; and (4) when-issued or forward-settling securities (e.g., firm and standby commitments, including to-be-announced ("TBA") commitments, and dollar rolls) and nonstandard settlement cycle securities, unless the Fund intends to physically settle the transaction and the transaction will settle within 35 days of its trade date.

Note 4 — Principal Risks

Market Risk — The Fund is subject to market risks including unexpected directional price movements, deviations from historical pricing relationships, changes in the regulatory environment, changes in market volatility, panicked or forced selling of assets and contraction of available credit or other financing sources. The success of the Fund's activities may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws and national and international political circumstances. Geopolitical and other risks, including environmental and public health, may also add to instability in world economies and markets generally.

Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

Market turmoil may negatively affect the Fund's performance. Credit markets may become illiquid, credit spreads may widen and the equity markets may lose substantial value. Such market conditions may cause the Fund to suffer substantial losses and/or implement measures that adversely affect the Fund.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Interest Rate Risk — An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. A debt instrument's "duration" is a way of measuring a debt instrument's sensitivity to a potential change in interest rates. Longer duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Generally, debt instruments with long maturities and low coupons have the longest durations. A significant increase in market interest rates could harm the Fund's ability to attract new portfolio companies and originate new loans and investments. In periods of rising interest rates, the Fund's cost of funds would increase, resulting in a decrease in the Fund's net investment income. In addition, a decrease in interest rates may reduce net income, because new investments may be made at lower rates despite the increased demand for the Fund's capital that the decrease in interest rates may produce. As of the date hereof, there have been significant recent rate increases in the United States to combat inflation in the U.S. economy, and additional rate increases are possible.

Credit Risk — The value of the Fund's portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. Investment in private and middle market companies is highly speculative and involves a high degree of risk of credit loss. Additionally, issuers of syndicated loans and other types of credit instruments in which the Fund may invest may default on their obligations to pay principal or interest when due. This would decrease the Fund's income and lower the value of the syndicated loans and credit instruments experiencing default. With respect to the Fund's investments in syndicated loans and debt securities that are secured, there can be no assurance that the collateral would satisfy the issuer's obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of an issuer's bankruptcy, the Fund could be delayed or limited in its ability to realize the benefits of any collateral securing such syndicated loans or credit instruments. To the extent the Fund invests in high-yield securities and other types of credit instruments, it will be exposed to a greater amount of credit risk than if it invested solely in investment grade debt securities and other types of credit instruments.

Second Lien Risk — The Fund may invest in second lien and the "last-out" tranche of unitranche loans (also known as first lien second out loans). The borrower usually has, or may be permitted to incur, other debt that ranks equally with, or senior to, such debt securities. Such subordinated investments are subject to greater risk of default than senior obligations as a result of adverse changes in the financial condition of the obligor or in general economic conditions. By their terms, such debt instruments may provide that the holders are entitled to receive payment of interest or principal on or before the dates on which the Fund is entitled to receive payments in respect of the debt securities in which the Fund invests. These debt instruments would usually prohibit the borrower from paying interest on or repaying Fund investments in the event and during the continuance of a default under the debt. Also, in the event of insolvency, liquidation, dissolution,

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

reorganization or bankruptcy of a borrower, holders of debt instruments ranking senior to the Fund's investment would typically be entitled to receive payment in full before the Fund receives any distribution in respect of its investment. After repaying such senior creditors, such borrower may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt securities in which the Fund invests, the Fund would have to share any distributions on an equal and ratable basis with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant borrower.

Covenant-Lite Obligations Risk — Covenant-lite risk is the risk that credit agreements contain fewer maintenance covenants than other obligations, or no maintenance covenants, and may not include terms that allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. Covenant-lite loans may carry more risk than traditional loans as they allow individuals and corporations to engage in activities that would otherwise be difficult or impossible under a covenant-heavy loan agreement. In the event of default, covenant-lite loans may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower prior to default.

Below Investment Grade Rating Risk — Most of the Fund's investments will be in below investment grade securities or comparable unrated securities (commonly referred to as "high-yield securities" or "junk bonds"). This includes the Fund's investments in syndicated bank loans, middle market "club" loans, direct lending, asset-based loans, and high-yield bonds. While generally having higher potential returns, high-yield securities may be subject to significant price fluctuations and have a higher risk of default. Because unrated securities may not have an active trading market or may be difficult to value, the Fund might have difficulty selling them promptly at an acceptable price. To the extent that the Fund invests in unrated securities, the Fund's ability to achieve its investment objectives will be more dependent on the Subadviser's credit analysis than would be the case when the Fund invests in rated securities. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to an investment, the Fund may lose its entire investment or may be required to accept cash or securities with a value substantially less than its original investment.

Bank Loan Risk — Investments in bank loans may expose the Fund to the credit risk of the underlying borrower, and in certain cases, of the financial institution. A loan is often administered by a bank or other financial institution (the "Agent") that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The Fund's ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower. Even investments in secured loans present risk, as there is no assurance that the collateral securing the loan will be sufficient to satisfy the loan obligation. The market for bank loans may be illiquid and the Fund may have difficulty selling them. In addition, bank loans

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. In some instances, other accounts managed by the Adviser, the Subadviser or an affiliate may hold other securities issued by borrowers whose loans may be held in the Fund's portfolio. If the credit quality of the issuer deteriorates, the Adviser or the Subadviser may owe conflicting fiduciary duties to the Fund and other client accounts. At times, the Fund may decline to receive non-public information relating to loans, which could disadvantage the Fund relative to other investors.

Loans and Assignments Risk — The Fund may acquire loans through assignments of interests in such loans. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to such debt obligation. However, the purchaser's rights can be more restricted than those of the assigning institution, and the Fund may not be able to unilaterally enforce all rights and remedies under an assigned debt obligation and with regard to any associated collateral.

Direct Lending and Middle Market "Club" Loan Risk — Generally, little public information exists about private and middle market companies, and the Fund must rely on the ability of the Subadviser's investment professionals to obtain adequate information about these companies. If the Subadviser cannot uncover all material information to make a fully-informed investment decision, the Fund may lose money on its investments. Private and middle market portfolio companies may have limited financial resources and be unable to fulfill their debt service obligations to the Fund, which may accompany a deterioration in the value of any collateral and a reduced likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. In addition, such companies typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors' actions and general market conditions. Additionally, middle market companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, incapacity or departure of such persons could have a material adverse impact on the Fund's portfolio company and, in turn, on the Fund. Middle market companies also generally have less predictable operating results and may require substantial additional capital to finance their operations or expansion. In addition, the Fund's executive officers, directors and the Adviser and/or Subadviser may, in the ordinary course of business, be named as defendants in litigation arising from the Fund's investments in its portfolio companies.

Large Shareholder Risk — To the extent that certain shareholders, including affiliates of the Adviser and the Subadviser, hold a substantial amount of Common Shares, there is a risk that these shareholders will seek to sell Common Shares in large amounts rapidly in connection with repurchase offers. These transactions could adversely affect the Fund's ability to conduct its investment program.

Additionally, if a repurchase offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of Common Shares tendered by each shareholder. In such situations, shareholders unaffiliated with the Adviser and the

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Subadviser will not be given priority over affiliated shareholders, whose holdings in the Fund may be significant and may have the effect of diluting third-party shareholders with respect to any repurchase offer.

Liquidity Risk — The Fund intends to invest in illiquid investments, which are securities or other investments that cannot be disposed of within seven days or less in current market conditions without significantly changing their market value.

Illiquid investments often can only be resold in privately negotiated transactions with a limited number of purchasers or in a public offering registered under the 1933 Act. There could be considerable delay in either event and, unless otherwise contractually provided, the Fund's proceeds upon sale may be reduced by the costs of registration or underwriting discounts. The difficulties and delays associated with such transactions could preclude the Fund from realizing a favorable price upon disposition of illiquid investments, and at times might make disposition of such securities impossible.

Valuation Risk — When market quotations are not readily available or are deemed unreliable, the Fund's investments are valued at fair value as determined in good faith pursuant to policies and procedures approved by the Board. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon disposition.

SOFR Risk — The London Interbank Offered Rate ("LIBOR") has been discontinued and is no longer considered a representative rate. The market in the U.S. has transitioned to the Secured Overnight Financing Rate ("SOFR") based rates as modified, in some cases, by an applicable spread adjustment. The Fund's Credit Facilities utilize a SOFR-based reference rate. There is no assurance that SOFR-based rates, as modified by an applicable spread adjustment, will be the economic equivalent of U.S. dollar LIBOR. SOFR-based rates will differ from U.S. dollar LIBOR, and the differences may be material. As a result of the LIBOR discontinuation, interest rates on financial instruments tied to LIBOR rates, as well as the revenue and expenses associated with those financial instruments, may be adversely affected. SOFR-based rates or other alternative reference rates may be an ineffective substitute for LIBOR, resulting in prolonged adverse market conditions for the Fund.

The publication of SOFR began in April 2018, and, therefore, it has a very limited history. In addition, the future performance of SOFR cannot be predicted based on its limited historical performance. Future levels of SOFR may bear little or no relation to the historical actual or historical indicative data. Prior observed patterns, if any, in the behavior of market variables and their relation to SOFR, such as correlations, may change in the future. Because only limited historical data has been released by the Federal Reserve Bank of New York, as administrator of SOFR,

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

such analysis inherently involves assumptions, estimates and approximations. The future performance of SOFR is impossible to predict and therefore no future performance of SOFR may be inferred from any of the historical actual or historical indicative data. Hypothetical or historical performance data are not indicative of, and have no bearing on, the potential performance of SOFR or any SOFR-linked investments. SOFR is a relatively new rate, and the Federal Reserve Bank of New York (or a successor) may make methodological or other changes that could change the value of SOFR, including changes related to the methods by which SOFR is calculated, eligibility criteria applicable to the transactions used to calculate SOFR, or the averages or periods used to report SOFR. If the manner in which SOFR is calculated is changed, that change may result in a reduction of the amount of interest payable on SOFR-linked investments, such as loans and notes, which may adversely affect the trading prices and marketability of such investments. The administrator of SOFR may withdraw, modify, amend, suspend or discontinue the calculation or dissemination of SOFR in its sole discretion and without notice and has no obligation to consider the interests of holders of such investments in calculating, withdrawing, modifying, amending, suspending or discontinuing SOFR.

Leverage Risk — The Fund utilizes the Credit Facilities to increase its assets available for investment. When the Fund leverages its assets, common shareholders bear the fees associated with the Credit Facilities and have the potential to benefit from or be disadvantaged by the use of leverage. The investment advisory fee is also increased in dollar terms from the use of leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund's assets. Leverage creates risks that may adversely affect the return for the holders of Common Shares, including the likelihood of greater volatility of net asset value; fluctuations in the interest rate paid for the use of the Credit Facilities; increased operating costs, which may reduce the Fund's total return; the potential for decline in the value of an investment acquired through leverage, while the Fund's obligations under such leverage remains fixed; and the Fund is more likely to have to sell investments in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used; conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the Fund's use of leverage, the Fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the Credit Facilities are terminated. Were this to happen, the Fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Repurchase Offers Risk — In order to provide liquidity to shareholders, the Fund, subject to applicable law, conducts quarterly repurchase offers of the Fund's

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

outstanding Common Shares at NAV, subject to approval of the Board. In all cases such repurchases will be for at least 5% and not more than 25% of its outstanding Common Shares at NAV, pursuant to Rule 23c-3 under the 1940 Act. The Fund currently expects to conduct quarterly repurchase offers for 5% of its outstanding Common Shares under ordinary circumstances. The Fund believes that these repurchase offers are generally beneficial to the Fund's shareholders, and repurchases generally will be funded from available cash or sales of portfolio securities.

However, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund's investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities (with associated imputed transaction costs, which may be significant), and may limit the ability of the Fund to participate in new investment opportunities or to achieve its investment objective. The Fund may accumulate cash by holding back (i.e., not reinvesting) payments received in connection with the Fund's investments. The Fund believes that payments received in connection with the Fund's investments will generate sufficient cash to meet the maximum potential amount of the Fund's repurchase obligations. If at any time cash and other liquid assets held by the Fund are not sufficient to meet the Fund's repurchase obligations, the Fund intends, if necessary, to sell investments, which may accelerate the realization of taxable income and cause the Fund to make taxable distributions to Common Shareholders earlier than the Fund otherwise would have. In addition, under certain circumstances, non-redeeming Common Shareholders may be treated as receiving a disproportionately large taxable distribution during or with respect to such year. If, as expected, the Fund employs investment leverage, repurchases of Common Shares would compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows to finance repurchases, interest on that borrowing will negatively affect Common Shareholders who do not tender their Common Shares by increasing the Fund's expenses and reducing any net investment income.

If a repurchase offer is oversubscribed, the Fund may determine to increase the amount repurchased by up to 2% of the Fund's outstanding shares as of the date of the Repurchase Request Deadline. In the event that the Fund determines not to repurchase more than the repurchase offer amount, or if shareholders tender more than the repurchase offer amount plus 2% of the Fund's outstanding shares as of the date of the Repurchase Request Deadline, the Fund will repurchase the Common Shares tendered on a pro rata basis, and shareholders will have to wait until the next repurchase offer to make another repurchase request. As a result, shareholders may be unable to liquidate all or a given percentage of their investment in the Fund during a particular repurchase offer. Some shareholders, in anticipation of proration, may tender more Common Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV of the Fund's Common Shares tendered in a

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

repurchase offer may decline between the Repurchase Request Deadline and the date on which the NAV for tendered Common Shares is determined. In addition, the repurchase of Common Shares by the Fund will be a taxable event to Common Shareholders, potentially even to those Common Shareholders that do not participate in the repurchase.

Note 5 — Purchases and Sales of Securities

For the period ended June 30, 2025, purchases and sales of investments, excluding short-term investments, were $441,451,789 and $357,992,786, respectively.

Note 6 — Investment Advisory Agreement and Other Transactions with Related Persons

Pursuant to a management agreement with the Fund (the "Management Agreement"), the Adviser is responsible for the management of the Fund's portfolio. In return for its investment advisory services, the Fund pays the Adviser a monthly fee at the annual rate of 1.25% of the average daily value of the Fund's Managed Assets. The Adviser has entered into a subadvisory agreement with the Subadviser relating to the Fund (the "Subadvisory Agreement"). The Subadvisory Agreement provides that the Subadviser will furnish investment advisory services in connection with the management of the Fund. For its services under the Subadvisory Agreement, the Adviser pays the Subadviser a monthly fee at the annual rate of 0.625% of the average daily value of the Fund's Managed Assets. No advisory fee will be paid by the Fund directly to the Subadviser.

The Adviser has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) ("annual operating expenses") of the Class A, Class A-2 and Class I shareholders are limited to 2.25%, 2.75% and 2.00%, respectively, of average net assets (the "Expense Limitations"). This undertaking lasts until April 30, 2025 and may not be terminated during its term without the consent of the Board. The Fund has agreed that each of Class A, Class A-2 and Class I will repay the Adviser for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed either: (1) 2.25%, 2.75% and 2.00% of the class' average net assets, respectively; or (2) if applicable, the then-current expense limitations. Any such repayment must be made within three years after the year in which the Fund incurred the fee and/or expense.

As of June 30, 2025, the Fund has $68,948 payable to the Adviser for recoupment of expenses, which are included under "due from adviser" on its Consolidated Statement of Assets and Liabilities. During the period ended June 30, 2025, the Fund recouped $562,997.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

For the period ended June 30, 2025, the amounts available for potential future repayment to the Adviser and the expiration schedule are as follows:

		Potential Repayment Amounts Expiring December 31,
	Total Eligible for Recoupment	2025	2026	2027	2028*
Class A	$—	$—	$—	$—	$—
Class A-2	—	—	—	—	—
Class I	849,752	99,674	532,633	217,445	—
Total	$849,752	$99,674	$532,633	$217,445	$—

*  Amounts included represent the amounts incurred for the period January 1, 2025 to June 30, 2025.

The finalized amount available for potential future repayment by the Adviser expiring December 31, 2028 will be available as of December 31, 2025

The Adviser also performs certain non-investment advisory, administrative, accounting, operations, legal, compliance and other services on behalf of the Fund, and in accordance with the Management Agreement, the Fund reimburses the Adviser for costs and expenses (including overhead and personnel costs) associated with such services. These reimbursements may not exceed an annual rate of 0.05% of Fund's average daily net assets. For the period ended June 30, 2025, the adviser waived $227,329 for administrative fees, which are included under "expense waiver" on the Consolidated Statement of Operations. As of June 30, 2025, the Fund has a receivable from the Adviser of $245,997 for reimbursement of expenses, which are included under due from adviser on its Consolidated Statement of Assets and Liabilities.

J.P. Morgan Chase Bank, N.A. ("JPM"), the Fund's administrator, accounting agent and primary custodian, holds the Fund's portfolio securities and other assets and is responsible for calculating the Fund's net asset value and maintaining the accounting records of the Fund. JPM, as the Fund's administrator, receives annual fees separate from and in addition to the fees it receives for its services as the Fund's custodian.

Independent Trustees are compensated by the Fund for their services. As of June 30, 2025, such amounts are included under Trustees' fees on the Consolidated Statement of Operations.

Note 7 — Plans of Distribution

FEF Distributors, LLC (the "Distributor"), an affiliate of the Adviser, serves as the principal underwriter and distributor of the Fund's Common Shares pursuant to a distribution contract with the Fund.

Common Shares of the Fund are continuously offered through the Distributor and/or certain financial intermediaries that have agreements with the Distributor. Class A Shares, Class A-2 Shares and Class I Shares are sold on a continuous

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

basis at the Fund's NAV per share, plus for Class A Shares and Class A-2 Shares only, a maximum front-end sales commission of 2.50%. Investors that purchase $250,000 or more of the Fund's Class A Shares or Class A-2 Shares will not pay any initial sales charge on the purchase. However, unless eligible for a waiver, purchases of $250,000 or more of Class A Shares or Class A-2 Shares will be subject to an early withdrawal charge of 1.50% if the shares are repurchased during the first 12 months after their purchase.

The Fund has adopted a Distribution and Servicing Plan (the "Plan") for the Class A Shares and Class A-2 Shares of the Fund. Although the Fund is not an open-end investment company, it intends to comply with the terms of Rule 12b-1 as a condition of the Exemptive Relief which permits the Fund to have, among other things, a multi-class structure and distribution and shareholder servicing fees. The Plan permits the Fund to compensate the Distributor for providing or procuring through financial firms, distribution, administrative, recordkeeping, shareholder and/or related services with respect to the Class A Shares and Class A-2 Shares, as applicable. The maximum annual rates at which the distribution and/or service fees may be paid under the Distribution and Servicing Plan is 0.25% for Class A Shares and 0.75% for Class A-2 Shares (calculated as a percentage of the Fund's average daily net assets attributable to the Class A Shares and Class A-2 Shares, respectively). Class I Shares do not pay distribution or servicing fees.

For the period ended June 30, 2025, the distribution and servicing fees incurred by the Fund are disclosed in the Consolidated Statement of Operations.

Note 8 — Periodic Repurchase Offers

The Fund is a closed-end interval fund, a type of fund that, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at net asset value. Subject to applicable law and approval of the Board, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund's outstanding Common Shares at net asset value, which is the minimum amount permitted.

The following table summarizes the share repurchases completed during the period ended June 30, 2025:

	Repurchase Date	Size of Repurchase Offer	% of Outstanding Shares Offered to be Repurchased	Number of Shares Tendered for Repurchase	Shares Repurchased	Aggregate Consideration for Repurchased Shares	% of Outstanding Shares Repurchased	Proration% Repurchased(1)
12/30/24	1/8/25	1,891,783	5%	3,334,681	2,648,494	$60,524,926	7.00%	79.42%
3/31/25	4/28/25	1,895,086	5%	5,228,899	2,655,177	$59,378,916	7.00%	50.66%

(1)  If the repurchase offer was oversubscribed, then Fund repurchased shares on a pro-rata basis. After proration, the total shares repurchased by the Fund did not exceed 7% of the total shares outstanding of the Fund. The Proration% Repurchased equals the Shares Repurchased divided by the Number of Shares Tendered for Repurchase.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

The Fund does not currently charge a repurchase fee. However, in the future the Fund may charge a repurchase fee of up to 2.00%, which the Fund would retain to help offset non-de minimis estimated costs related to the repurchase incurred by the Fund, directly or indirectly, as a result of repurchasing Common Shares, thus allocating estimated transaction costs to the shareholder whose Common Shares are being repurchased. The Fund may introduce, or modify the amount of, a repurchase fee at any time. The Fund may also waive or reduce a repurchase fee if the Adviser or Subadviser determines that the repurchase is offset by a corresponding purchase or if for other reasons the Fund will not incur transaction costs or will incur reduced transaction costs.

Note 9 — Unfunded Commitment/Delayed Draw Loan Commitment

As of June 30, 2025, the Fund had the following unfunded loan commitments outstanding, which could be extended at the option of the borrower:

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
841 Prudential MOB LLC, DDTL — First Lien	$513,514	$513,513	$2,567
Advanced Web Technologies (AWT), Fourth Amendment Delayed Term Loan — First Lien	2,065,676	2,050,182	20,563
Advanced Web Technologies (AWT), Revolving Credit Loan — First Lien	410,516	407,437	319
Advantmed Buyer Inc., Revolving Loan — First Lien	1,545,373	1,525,089	(1)
Air Buyer Inc. (Condata Global), Revolving Credit Loan — First Lien	331,126	321,192	(5,563)
Air Conditioning Specialist, Inc., Delayed Draw Term Loan — First Lien	372,069	366,487	—
Air Conditioning Specialist, Inc., Revolving Loan — First Lien	452,242	445,458	—
Alpine SG, LLC (ASG), Revolving Credit Loan — First Lien	105,232	105,232	1,144
AlpineX OpCo, LLC, Revolving Loan — First Lien	39,570	39,570	634
AlpineX OpCo, LLC, Second Amendment Incremental Revolving Loan — First Lien	18,571	18,571	353
AMCP Clean Acquisition Co LLC (PureStar), 2024 Incremental Delayed Draw Term Loan — First Lien	1,365,000	1,362,441	4,266
Apella Capital, LLC, Third Amendment Delayed Draw Loan — First Lien	309,140	309,140	2,705
Apex Analytix, Inc. (Montana Buyer, Inc.), Revolving Credit Loan — First Lien	304,348	300,543	(345)
AppHub LLC, Revolving Credit Loan — First Lien	103,013	102,498	576

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
APS Acquisition Holdings, LLC, Delayed Draw Term Loan — First Lien	$2,076,116	$2,065,735	$—
APS Acquisition Holdings, LLC, Revolving Loan — First Lien	1,339,430	1,332,732	8,371
Argano, LLC, 2025 Delayed Draw Term Loan — First Lien	632,593	626,267	—
Argano, LLC, Revolving Credit Loan — First Lien	231,884	229,565	2,319
Avison Young (Canada) Inc., Delayed Draw Term Loan 04/2025 — First Lien	506,784	501,716	20,271
Bandon Fitness Texas, Inc., Delayed Draw Term Loan — First Lien	47,777	46,344	(1,188)
BCDI BHI Intermediate 2, LP (Basic Home Infusion), Revolving Credit Loan — First Lien	403,712	403,712	3,575
Boston Clinical Trials LLC (Alcanza Clinical Research), Revolving Credit Loan — First Lien	187,500	183,750	(3,750)
Case Works, LLC, Delayed Draw Term Loan — First Lien	271,552	266,121	(4,222)
Case Works, LLC, Revolving Loan — First Lien	150,862	147,845	(1,424)
CC Amulet Management, LLC (Children's Choice), Revolving Loan — First Lien	283	283	1
CC Amulet Management, LLC (Children's Choice), Second Amendment Delayed Draw Term Loan — First Lien	1,898,076	1,898,076	9,490
CI (MG) Group, LLC (Mariani Landscape), Delayed Draw Term Loan — First Lien	2,977,150	2,932,493	(22,328)
CI (MG) Group, LLC (Mariani Landscape), Revolving Loan — First Lien	383,292	377,543	—
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Delayed Draw Term B Loan- First Lien	16,667	16,620	9
Cohnreznick Advisory LLC (Currahee Borrower Sub), Delayed Draw Term Loan — First Lien	338,251	337,406	(829)
Community Based Care Acquisition, Inc., Delayed Draw Tranche C Term Loan — First Lien	803,714	803,714	7,225
Community Based Care Acquisition, Inc., Revolving Credit Loan — First Lien	365,854	365,854	3,932
ConvenientMD (CMD Intermediate Holdings, Inc.), 2024 Extended Revolving Credit Loan — First Lien	50,000	48,750	(518)
Danforth Global, Inc., Revolving Credit Loan — First Lien	145,833	144,740	(499)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
Data Driven Intermediate, LLC, Revolving Loan — First Lien	$800,074	$794,073	$—
Elevate HD Parent, Inc., Delayed Draw Term Loan B — First Lien	1,458,167	1,458,167	7,823
Elevate HD Parent, Inc., Revolving Loan — First Lien	563,333	563,333	8,137
Endo1 Partners, LLC, Revolving Loan — First Lien	386,654	378,920	—
Energy Acquisition LP (ECI), Delayed Draw Term Loan — First Lien	346,667	344,933	3,674
Enthusiast Auto Holdings, LLC (EAH-Intermediate Holdco LLC), Revolving Loan — First Lien	602,228	602,228	—
Enverus Holdings, Inc., Class A Revolving Credit Loan — First Lien	271,612	264,822	(4,340)
Enverus Holdings, Inc., Delayed Draw Term Loan — First Lien	73,115	73,115	502
First Steps Recovery Acquisition, LLC (True North Detox), Delayed Draw Term Loan — First Lien	178,378	174,811	(2,724)
First Steps Recovery Acquisition, LLC (True North Detox), Revolving Credit Loan — First Lien	386,486	378,757	(1,932)
Gen4 Dental Partners Opco, LLC, Closing Date Delayed Draw Term Loan — First Lien	1,466,667	1,433,667	(18,709)
Gen4 Dental Partners Opco, LLC, Revolving Loan — First Lien	366,667	358,417	(1,114)
Harbour Benefit Holdings, Inc. (Zenith Merger Sub), Revolving Loan — First Lien	628,067	623,357	3,912
HFW Holdings, LLC, Delayed Draw Term Loan — First Lien	3,680,000	3,638,600	(27,600)
HFW Holdings, LLC, Revolving Loan — First Lien	666,667	659,167	—
Houseworks Holdings, Fourth Amendment Delayed Draw Term Loan — First Lien	1,001,435	996,428	4,785
Houseworks Holdings, Revolving Loan — First Lien	162,789	161,975	2,964
iLending LLC, Revolving Loan — First Lien	17,518	16,555	(870)
In Vitro Sciences, LLC (New IVS Holdings, LLC), Revolving Loan — First Lien	525,668	467,844	(50,248)
Inflexionpoint LLC (fka Automated Control Concepts), Revolving Credit Loan — First Lien	520,833	520,833	3,651
Irving Parent, Corp. (Quisitive), Revolving Credit Loan — First Lien	1,474,537	1,452,419	—
June Purchaser LLC (Janney Montgomery Scott), Delayed Draw Term Loan — First Lien	285,714	287,220	2,662

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
Life Northwestern Pennsylvania, LLC (FFL Pace Buyer, Inc.), Revolving Loan — First Lien	$48,795	$48,795	$691
LMSI Buyer, LLC, Revolving Credit Loan — First Lien	55,788	51,883	(3,281)
Mammoth Holdings, LLC, Initial Revolving Credit Loan — First Lien	363,636	350,909	(7,523)
Medrina, LLC, Revolving Loan — First Lien	828,571	828,571	13,704
Mission Critical Group, LLC, Delayed Draw Term Loan — First Lien	1,165,463	1,153,809	(5,827)
Mission Critical Group, LLC, Revolver — First Lien	474,239	469,497	—
Monarch Behavioral Therapy, LLC, Delayed Draw Term Loan — First Lien	280,357	278,955	(25)
Monarch Behavioral Therapy, LLC, Revolving Loan — First Lien	645,250	642,024	964
Newcleus, LLC, Revolving Loan — First Lien	34,803	32,976	(1,504)
Oak Point Partners, LLC, Revolving Loan — First Lien	292,659	292,659	2,507
Owl Vans, LLC, Revolving Loan — First Lien	960,000	947,328	—
Point Quest Acquisition, LLC, Revolving Credit Loan — First Lien	698,762	698,762	2,920
Point Quest Acquisition, LLC, Sixth Amendment Delayed Draw Term Loan — First Lien	720,339	720,339	3,151
Prescott's Inc., Delayed Draw Term Loan — First Lien	2,867,797	2,846,288	(10,754)
Prescott's Inc., Revolving Credit Loan — First Lien	716,949	711,572	2,689
PRGX Global, Inc., Delayed Draw Term Loan — First Lien	421,053	416,842	(2,105)
R-Pac International Corp. (Project Radio), Initial Revolving Loan — First Lien	267,413	266,076	573
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Delayed Draw Term Loan — First Lien	254,935	253,023	2,347
RL James, Inc. (HH RESTORE ACQUISITION, INC.), Revolving Loan — First Lien	450,416	447,037	3,375
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Delayed Draw Term Loan — First Lien	1,035,197	1,035,197	7,913
RMBUS Holdco Inc. (Eclat Health Solutions Inc.), Revolving Credit Loan — First Lien	517,598	517,598	7,872
Sagebrush Buyer, LLC (Province), Revolving Credit Facility — First Lien	1,262,614	1,262,614	15,693
Sapio Sciences, LLC (Jarvis Bidco), Revolving Credit Loan — First Lien	312,500	312,500	3,443

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Loan	Principal Amount	Value	Net Unrealized Appreciation (Depreciation)
Schola Group Acquisition, Inc. (Lathan McKee), Delayed Draw Term Loan — First Lien	$2,684,564	$2,654,362	$(20,135)
Schola Group Acquisition, Inc. (Lathan McKee), Revolving Loan — First Lien	671,141	663,591	—
SR Landscaping, LLC, Amendment No. 1 Delayed Draw Term Loan — First Lien	546,325	546,325	2,583
SR Landscaping, LLC, Revolving Loan — First Lien	160,239	160,239	2,015
Strategy Corps., LLC, Delayed Draw Term Loan — First Lien	3,421,788	3,370,461	(40,442)
Strategy Corps., LLC, Revolving Credit Loan — First Lien	1,625,349	1,600,969	(3,075)
Streetmasters Intermediate, Inc., Revolver — First Lien	653,333	645,167	—
Student Transportation of America, Inc., Term Loan DD — First Lien	333,333	334,427	1,594
SuperHero Fire Protection, LLC, Revolving Loan — First Lien	31,052	31,052	289
Syner-G Intermediate Holdings, LLC, Revolving Loan — First Lien	958,084	895,808	(51,497)
Technology Partners, LLC (Imagine Software), Revolving Credit Loan — First Lien	373,405	373,405	3,991
The Mutual Group, LLC, Revolving Loan — First Lien	649,351	649,351	9,021
Thornton Carpet, LLC, Revolving Loan — First Lien	1,030,081	1,018,493	(20)
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Delayed Draw Term Loan — First Lien	2,370,370	2,346,667	11,852
Tri Scapes, LLC (HH-TRISCAPES ACQUISITION, INC.), Revolving Loan — First Lien	1,185,185	1,173,333	5,926
Tricor, LLC, Revolving Loan — First Lien	173,077	173,077	48
Triple Crown Consulting, LLC, Revolving Loan — First Lien	217,391	197,826	(16,351)
TriStrux, LLC, Revolving Loan — First Lien	32,175	22,522	(9,399)
Unified Patents, LLC, Revolving Loan — First Lien	1,016,949	1,009,322	—
Visante Acquisition, LLC, Revolving Credit Loan — First Lien	574,273	574,273	7,954
Waste Resource Management, Inc., Revolving Credit Loan — First Lien	540,975	540,975	2,323
XPT Partners, LLC, 2024 Delayed Draw Term Loan — First Lien	791,660	775,827	(9,896)
XPT Partners, LLC, 2024 Revolving Loan — First Lien	135,713	132,999	(678)
	$71,476,943	$70,721,985	$(88,848)

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Delayed draw and revolving loan commitments are marked to market on the relevant day of the valuation in accordance with the Fund's valuation policy. Any related unrealized appreciation (depreciation) on unfunded delayed draw and revolving loan commitments is recorded on the Consolidated Statement of Assets and Liabilities and the change in the related unrealized appreciation (depreciation) is recorded on the Consolidated Statement of Operations.

Note 10 — Credit Facilities

Ally Credit Facility: On February 5, 2021, the SPV entered into a secured credit facility (the "Ally Credit Facility") with Ally Bank and such other lenders that may become party to the Ally Credit Facility, which allowed the SPV, of which the Fund is the sole member and designated manager, to borrow up to up to $75 million, subject to leverage and borrowing base restrictions. The Ally Credit Facility had an initial five-year term, with a three-year revolving period. The Ally Credit Facility, commonly referred to as an asset-backed facility, is secured by a lien on all of the SPV's assets. On May 18, 2022, the Ally Credit Facility was amended to, among other things, 1) increase the commitment amount from $75 million to $150 million, subject to change by mutual agreement of the SPV and the lenders; and 2) replace the benchmark rate. On January 3, 2024, the Ally Credit Facility was amended to, among other things, 1) extend the maturity date to January 3, 2029, with a revolving period ending January 3, 2027; 2) increase the commitment amount from $150 million to $250 million; and 3) update the per annum rate of interest.

The per annum rate of interest is generally based on SOFR (subject to a 25 basis point floor) plus a spread of 3.00%. Commitment fees on the unused portion of the Ally Credit Facility accrue at a rate between 0.50% and 1.00% depending on the utilization levels.

As of June 30, 2025, the SPV had outstanding debt of $66,500,000 under the Ally Credit Facility.

The components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the Ally Credit Facility for the six months ended June 30, 2025 were as follows:

Stated interest expense	$2,379,969
Unused commitment fees	839,772
Amortization of deferred financing costs	283,958
Total interest expense	$3,503,699
Weighted average interest rate	7.32%
Average borrowings	$58,565,580

JP Morgan Credit Facility: On December 13, 2024, the BSL SPV entered into a secured credit facility (the "JPM Credit Facility and together with the Ally Credit Facility, the "Credit Facilities") with JPMorgan Chase Bank and such other lenders

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

that may become party to the JPM Credit Facility, which allows the BSL SPV, of which the Fund is the sole member and designated manager, to borrow up to $75 million, subject to leverage and borrowing base restrictions. The JPM Credit Facility has an initial five-year term, with a three-year revolving period. The JPM Credit Facility, commonly referred to as an asset-backed facility, is secured by a lien on all of the BSL SPV's assets.

On June 3, 2025, the JPM Credit Facility was amended to, among other things, 1) increase the commitment amount from $75 million to $175 million; 2) update the per annum rate of interest with a spread of 1.50%; and 3) update minimum utilization rates to 30% through September 3, 2025, 50% from September 4, 2025 to December 3, 2025, and 75% thereafter.

The per annum rate of interest is generally based on SOFR plus a spread of 1.55% through June 2, 2025 and 1.50% from June 3 through June 30, 2025. Commitment fees on the unused portion of the JPM Credit Facility accrue at a rate of 0.50% with a minimum 75% utilization.

The BSL SPV had outstanding debt of $63,750,000 under the JPM Credit Facility.

Until June 2, 2025 the components of interest expense, average interest rates (i.e., base interest rate in effect plus the spread) and average outstanding balances for the JPM Credit Facility for the six months ended June 30, 2025 were as follows:

Stated interest expense	$1,241,316
Unused commitment fees	122,743
Amortization of deferred financing costs	126,140
Total interest expense	$1,490,199
Weighted average interest rate*	5.84%
Average borrowings*	$54,280,576

*  Average taken from date of initial borrowing on February 12, 2025.

The Fund's total borrowings under the Ally Credit Facility and JPM Credit Facility will not exceed 33 1/3% of the Fund's Managed Assets at the time of borrowing. As of June 30, 2025, the Fund's effective leverage (the percentage of leverage based on total consolidated assets minus the sum of consolidated liabilities, other than borrowing utilized for investment purposes) is 13.77%.

Under the Credit Facilities, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. As of June 30, 2025 the Fund is in compliance with these covenants.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Notes to Consolidated Financial Statements

Note 11 — Subsequent Events

As noted in Note 1, on August 15, 2025 after the period covered by this report, private equity funds managed by Genstar Capital purchased all interests in First Eagle Holdings held by funds indirectly controlled by Blackstone and Corsair and certain related co-investors in a transaction announced by First Eagle on March 3, 2025. The Fund's current investment management agreement and subadvisory agreement took effect upon the closing of the transaction on August 15, 2025, following approval of the agreement by shareholders on August 14, 2025.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees; distribution fees (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2025 and held for the six-months ended June 30, 2025.

Actual Expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Based on Actual Total Return(1)

	Actual Total Return without Sales Charges(2)	Beginning Account Date Value	Ending Account Value 6/30/25	Annualized Expense	Expenses Paid for the Period(3)
First Eagle Credit Opportunities Fund
Class A	1.60%	$1,000	$1,016.00	3.43%	$17.15
Class A-2	1.48	1,000	1,014.80	3.68	18.38
Class I	1.69	1,000	1,016.90	3.22	16.10

(1)  For the six-months ended June 30, 2025.

(2)  Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

(3)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Hypothetical Example for Comparison Purposes

The table that follows titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example relating to the Fund with the 5% hypothetical examples that appear in the shareholder reports of other funds.

This example is based on an investment of $1,000 invested on January 1, 2025 and held for the six-months ended June 30, 2025.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Fund Expenses (unaudited)

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Date Value	Ending Account Value	Annualized Expense	Expenses Paid for the Period(2)
First Eagle Credit Opportunities Fund
Class A	5.00%	$1,000	$1,007.79	3.43%	$17.08
Class A-2	5.00	1,000	1,006.55	3.68	18.31
Class I	5.00	1,000	1,008.83	3.22	16.04

(1)  For the six-months ended June 30, 2025.

(2)  Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

General Information

Form N-PORT portfolio schedule

The First Eagle Credit Opportunities Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Form N-PORT is available on the SEC's Web site at www.sec.gov. Additionally, you may obtain copies of Form N-PORT from the Fund upon request by calling 1.800.334.2143.

Proxy voting policies, procedures and record

You may obtain (1) a description of the Fund's proxy voting policies, (2) a description of the Fund's proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities during the most recent twelve-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Fund directly at 1.800.334.2143 or on the EDGAR Database on the SEC's Web site at www.sec.gov.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Dividend Reinvestment Plan

Pursuant to the Fund's dividend reinvestment plan (the "Plan"), all Common Shareholders will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by SS&C GIDS, Inc., as agent for the Common Shareholders (the "Plan Agent"), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder's name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details.

Common Shares received under the Plan will be issued to you at their NAV on the ex-dividend date; there is no sales or other charge for reinvestment. You are free to withdraw from the Plan and elect to receive cash at any time by giving written notice to the Plan Agent or by contacting your broker or dealer, who will inform the Fund. Your request must be received by the Fund at least ten days prior to the payment date of the distribution to be effective for that dividend or capital gain distribution.

The Plan Agent provides written confirmation of all transactions in the shareholder accounts in the Plan, including information you may need for tax records. Any proxy you receive will include all Common Shares you have received under the Plan.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions. See "Tax Matters" in the Fund's Prospectus for additional information.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. If the Plan is amended to include such service charges, the Plan Agent will include a notification to registered holders of Common Shares with the Plan Agent.

Additional information about the Plan may be obtained from the Plan Agent.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees (the "Board") of the Fund, including a majority of the independent trustees (the "Independent Trustees"), approved the continuation of the Fund's current advisory agreement (the "Current Advisory Agreement"). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Advisory Agreement otherwise expires by its terms on June 30, 2025.

The Board of the Fund also approved a "new" advisory agreement for the Fund with the Adviser (referred to here as the "New Advisory Agreement") that is substantially identical to the Current Advisory Agreement and will be effective subsequent to the prospective change of ownership (the "Transaction") of the parent company of the Adviser, First Eagle Holdings, Inc. ("FE Holdings"), subject to the approval of shareholders of the Fund. The Board also recommended that shareholders of the Fund approve the New Advisory Agreement.

In their deliberations, in addition to information provided by the Adviser specifically in connection with its evaluation of the terms and conditions of the New Advisory Agreement related to the Transaction, the Trustees also considered information they had received in June 2024, December 2024 and February 2025. It was noted that materials at the most recent renewal of the Current Advisory Agreement (from the June 2024 meeting of the Board) had included comprehensive fee, expense and performance comparisons prepared by a third-party consultant, including comparisons to peer funds and to the Fund's stated market benchmark, and that there were no substantively material changes to the June 2024 data. Also noted was that the Board had the benefit of receiving presentations from and holding discussions with management throughout the year.

As at previous meetings, the Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the "Buyers") and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser's business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management's view that the Transaction, and related continuation of the Adviser's services without interruption under the

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

proposed New Advisory Agreement, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Fund and its shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Fund by the Adviser as a result of the Transaction.

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable and within the range of what could be negotiated at arm's length, and that the continuance of the Current Advisory Agreement and the approval of the New Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

•  The Trustees reviewed the services provided by the Adviser to the Fund and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnish an investment portfolio for the Fund consistent with the Fund's investment objectives, policies and restrictions as set forth in the Fund's Prospectus. The Trustees were assured that service levels for the Fund, which is subject to expense caps, are not affected by the terms of the expense cap.

•  The Trustees reviewed the Fund's relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund's shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of Fund shareholders between the Adviser and the Fund.

•  The Trustees commented on the background and experience of the Fund's portfolio managers and the quality of the Trustees' regular meetings with them over time. The Trustees also noted that it was anticipated that the portfolio managers would not change in connection with the Transaction.

•  The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management's strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

•  The Trustees noted that the costs associated with the proxy solicitation with respect to the New Advisory Agreement would be borne by the Adviser and/or the Buyers. No such costs would be borne by the Fund.

Investment Performance of the Fund and the Adviser

•  The Trustees were provided investment performance information for the Fund on both an absolute and a relative basis over 1-year and 3-year periods in connection with the June 2024 Board meeting and select updated performance information in connection with the April 2025 Board meeting.

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

•  The Trustees were provided (in connection with the June 2024 Board meeting) detailed information regarding the total compensation to be received by the Adviser (including compensation paid by the Adviser to the Subadviser) and the Fund's total costs for using the Adviser's services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program). The Trustees were also provided (in connection with the June 2024 Board meeting and select updated information in connection with the April 2025 Board meeting) comparative fee and expense information for peer funds.

•  The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that the existing expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

•  The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Fund.

•  The Trustees considered potential economies of scale in the operation of the Fund and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the Fund "pays" for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. Further scale as a result of the Transaction was considered but viewed as speculative.

•  The Trustees reviewed the Adviser's financial condition and profitability and were provided (in connection with the June 2024 Board meeting) information showing estimated and indicative profitability for the Adviser. In considering

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser's culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized.

•  The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser's parent company.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

Board Considerations for Continuation of Current Sub-Advisory Agreement and Approval of New Sub-Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Fund's current sub-advisory agreement (the "Current Sub-Advisory Agreement"). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Sub-Advisory Agreement otherwise expires by its terms on June 30, 2025.

The Board of the Fund also approved a "new" sub-advisory agreement for the Fund with the Subadviser (referred to here as the "New Sub-Advisory Agreement") that is substantially identical to the Current Sub-Advisory Agreement and will be effective subsequent to the Transaction, subject to the approval of shareholders of the Fund. The Board also recommended that shareholders of the Fund approve the New Sub-Advisory Agreement.

In response to a letter sent to the Adviser on behalf of the Independent Trustees requesting information about the New Sub-Advisory Agreement and other arrangements and plans, the Trustees were provided with background materials related to the Subadviser and the sub-advisory agreement. The Trustees also had the benefit of presentations and discussions with management of the Adviser and Subadviser throughout the year.

Prior to approving the New Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management's responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review the Trustees determined that the subadvisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm's length, and that the approval of the agreement should serve the best interests of the Fund and its shareholders.

The Trustees considered information and views substantially similar to those described above relating to the New Advisory Agreement.

The Trustees considered that the Subadviser is wholly owned by the Adviser, that certain of the operations of the two entities are broadly integrated, and that the Subadviser can be considered to be the "alternative credit" business of the Adviser. Additionally, the Board, including the Independent Trustees, considered the nature, quality, cost and extent of services provided and to be provided under the New Sub-Advisory Agreement (and corresponding services provided by the Adviser). The Trustees commented on the background and experience of the Fund's portfolio managers and the quality of the Trustees' meetings with them throughout the year. The Board, including the Independent Trustees, determined, among other things, that the size and nature of the Subadviser's staff that manage the Fund, and the nature and quality of advisory services provided by the Subadviser, are satisfactory and appropriate.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund

Trustees

Lisa Anderson

John P. Arnhold

Candace K. Beinecke (Chair)

Peter W. Davidson

Jean D. Hamilton

William M. Kelly

Paul J. Lawler

Mehdi Mahmud

Mandakini Puri

Advisory Trustee

Scott Sleyster*

Officers

Mehdi Mahmud

President

Frank Riccio

Senior Vice President

Brandon Webster

Chief Financial Officer

Seth Gelman

Chief Compliance Officer

David O'Connor

General Counsel

Sheelyn Michael

Secretary & Deputy General Counsel

Jennifer Wilson

Chief Accounting Officer

Michael Luzzatto

Vice President

William Karim

Associate General Counsel

Shuang Wu

Treasurer

Investment Adviser

First Eagle Investment Management, LLC

1345 Avenue of the Americas
New York, NY 10105

Subadviser

First Eagle Alternative Credit, LLC

1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Sidley Austin LLP

787 Seventh Avenue
New York, NY 10019

Custodian

JPMorgan Chase Bank, N.A.

4 Chase Metrotech
Center, Floor 16,
Brooklyn, NY 11245

Shareholder Servicing Agent

SS&C GIDS, Inc.

801 Pennsylvania Avenue,
Suite 219324
Kansas City, MO 64105
800.334.2143

Underwriter

FEF Distributors, LLC

1345 Avenue of the Americas
New York, NY 10105

Independent Registered Public
Accounting Firm

PricewaterhouseCoopers LLP

300 Madison Avenue
New York, NY 10017

Additional information about the Trustees and Officers is included in the Fund's Statement of Additional Information.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of First Eagle Credit Opportunities Fund.

* Mr. Sleyster is invited to attend all Board meetings. He is not a Trustee for purposes of the Trust's Declaration of Trust, Delaware law or the 1940 Act.

First Eagle Credit Opportunities Fund | Semiannual Report | June 30, 2025

First Eagle Credit Opportunities Fund is offered by
FEF Distributors, LLC

1345 Avenue of the Americas, New York, NY 10105.

First Eagle Investment Management, LLC

1345 Avenue of the Americas, New York, NY 10105-0048
800.334.2143 www.firsteagle.com

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. Copies of the code of ethics may be requested free of charge by calling 1-800-334-2143 (toll free).

Item 3. Audit Committee Financial Expert.

Not applicable to this semiannual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semiannual report.

Item 5. Audit Committee of Listed Registrants

Not applicable to this semiannual report.

Item 6. Investments.

Please see the schedule of investments contained under Item 1 of this Form N-CSR.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

3

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Considerations for Continuation of Current Advisory Agreement and Approval of New Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees (the “Board”) of the Fund, including a majority of the independent trustees (the “Independent Trustees”), approved the continuation of the Fund’s current advisory agreement (the “Current Advisory Agreement”). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Advisory Agreement otherwise expires by its terms on June 30, 2025.

The Board of the Fund also approved a “new” advisory agreement for the Fund with the Adviser (referred to here as the “New Advisory Agreement”) that is substantially identical to the Current Advisory Agreement and will be effective subsequent to the prospective change of ownership (the “Transaction”) of the parent company of the Adviser, First Eagle Holdings, Inc. (“FE Holdings”), subject to the approval of shareholders of the Fund. The Board also recommended that shareholders of the Fund approve the New Advisory Agreement.

In their deliberations, in addition to information provided by the Adviser specifically in connection with its evaluation of the terms and conditions of the New Advisory Agreement related to the Transaction, the Trustees also considered information they had received in June 2024, December 2024 and February 2025. It was noted that materials at the most recent renewal of the Current Advisory Agreement (from the June 2024 meeting of the Board) had included comprehensive fee, expense and performance comparisons prepared by a third-party consultant, including comparisons to peer funds and to the Fund’s stated market benchmark, and that there were no substantively material changes to the June 2024 data. Also noted was that the Board had the benefit of receiving presentations from and holding discussions with management throughout the year.

As at previous meetings, the Trustees received materials relating to the organizational structure and business of the Adviser. Various information relating to the terms of the Transaction, including the goals and interests of Genstar Capital (the “Buyers”) and a timetable of the Transaction, was reviewed. The Buyer advised that it will exercise its oversight of the Adviser’s business at the level of the parent company board of directors and will not be involved in the day-to-day management of the Adviser. The Buyer also advised that no change in investment processes, trading practices or distribution is anticipated as a result of the Transaction.

As described above, discussion with management and the Buyer had covered the respective goals and interests of the different parties, the expected timetable of the Transaction, financing and other key economic terms, the perspectives of key employees and related executive and employee retention initiatives, and the expected business strategies of and resources available to the Adviser going forward. The Board also was advised of alternatives to the Transaction that had been considered by management and management’s view that the Transaction, and related continuation of the Adviser’s services without interruption under the proposed New Advisory Agreement, is desirable and appropriate and in the best interests of the Adviser, FE Holdings and the Fund and its shareholders. The Trustees specifically understood that there would be no diminution of services or support for the Fund by the Adviser as a result of the Transaction.

4

In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. At the conclusion of their review, the Trustees determined that the advisory fee was fair and reasonable and within the range of what could be negotiated at arm’s length, and that the continuance of the Current Advisory Agreement and the approval of the New Advisory Agreement should serve the best interests of the Fund and its shareholders. The Trustees considered the following topics in reaching their conclusions:

Nature, Quality, and Extent of Services Provided by Adviser

●	The Trustees reviewed the services provided by the Adviser to the Fund and considered that the services were not expected to change in connection with the Transaction. The Adviser will provide the Fund with investment research, advice and supervision, and continuously furnish an investment portfolio for the Fund consistent with the Fund’s investment objectives, policies and restrictions as set forth in the Fund’s Prospectus. The Trustees were assured that service levels for the Fund, which is subject to expense caps, are not affected by the terms of the expense cap.

●	The Trustees reviewed the Fund’s relationship with the Adviser and the institutional resources available to the Fund under that relationship. The Trustees, in their deliberations, recognized that, for many of the Fund’s shareholders, the decision to purchase Fund shares included a decision to select the Adviser as the investment adviser and that there is a strong association in the minds of Fund shareholders between the Adviser and the Fund.

●	The Trustees commented on the background and experience of the Fund’s portfolio managers and the quality of the Trustees’ regular meetings with them over time. The Trustees also noted that it was anticipated that the portfolio managers would not change in connection with the Transaction.

●	The Trustees commented on the representations received regarding the continued independent operations of the Adviser and appropriate resourcing of the investment and other core business functions. The Trustees also noted information provided on the Buyers, including their track record of growing businesses, their likely time period of ownership of the business and possible later exit strategies, their familiarity with the investment management industry and other highly regulated financial services sectors, their support for management’s strategic direction of the Adviser, and potential resources and other support that might be made available to the Adviser over time.

●	The Trustees noted that the costs associated with the proxy solicitation with respect to the New Advisory Agreement would be borne by the Adviser and/or the Buyers. No such costs would be borne by the Fund.

Investment Performance of the Fund and the Adviser

●	The Trustees were provided investment performance information for the Fund on both an absolute and a relative basis over 1-year and 3-year periods in connection with the June 2024 Board meeting and select updated performance information in connection with the April 2025 Board meeting.

5

Costs of Services To Be Provided and Profits To Be Realized by Adviser and its Affiliates From Relationship with Fund; Economies of Scale; Fall-Out Benefits

●	The Trustees were provided (in connection with the June 2024 Board meeting) detailed information regarding the total compensation to be received by the Adviser (including compensation paid by the Adviser to the Subadviser) and the Fund’s total costs for using the Adviser’s services, taking into account expenses incurred by the Adviser that are passed through to the Fund (notably, under the administrative cost reimbursement program). The Trustees were also provided (in connection with the June 2024 Board meeting and select updated information in connection with the April 2025 Board meeting) comparative fee and expense information for peer funds.

●	The Trustees considered representations that there will not be any unfair burden imposed on the Fund in connection with the Transaction, including that the fee terms would not increase for two years as a result of the Transaction (noting that the existing expense caps, or those imposed in the future for reasons unrelated to the Transaction, are expected to be governed in accordance with their terms).

●	The possibility of new affiliations in light of the Transaction were considered and it was determined that affiliates of the Buyers were not anticipated to have meaningful service or trading relationships with the Fund.

●	The Trustees considered potential economies of scale in the operation of the Fund and the provision of services by the Adviser. While economies of scale can be complex to assess and typically are not directly measurable, the Trustees noted that the Adviser may be able to employ economies of scale in certain areas relating to the management of the Fund, potentially including investment management, trading, compliance and back-office operations. In the case of the administrative expense reimbursements, which is the method by which the Fund “pays” for administrative services performed by the Adviser, because they represent the provision of services at cost, any economies of scale realized are, by definition, for the benefit of the Fund. Further scale as a result of the Transaction was considered but viewed as speculative.

●	The Trustees reviewed the Adviser’s financial condition and profitability and were provided (in connection with the June 2024 Board meeting) information showing estimated and indicative profitability for the Adviser. In considering profits to the Adviser associated with the Fund, they noted continued, significant entrepreneurial investment in the product. The Trustees noted the cyclical and competitive nature of the global asset management industry and the related importance of profitability (when considered across the business) in maintaining the Adviser’s culture and management continuity. The Trustees also noted that the Adviser has always shown the willingness to commit resources to support investment in the business and to maintain the generally high quality of the overall shareholder experience in the Fund, such as attracting and retaining qualified personnel and investing in technology. Levels of support are not dependent on or reflective of the profits realized.

●	The Trustees considered compensation and equity ownership incentives for key employees that would be included as part of the Transaction (or otherwise continued). The Trustees also considered the financial structure of the Transaction including the level of leverage that would be taken on by the Adviser’s parent company.

6

Board Considerations for Continuation of Current Sub-Advisory Agreement and Approval of New Sub-Advisory Agreement

At a meeting held on April 3, 2025, the Board of Trustees of the Fund, including a majority of the Independent Trustees, approved the continuation of the Fund’s current sub-advisory agreement (the “Current Sub-Advisory Agreement”). It was noted that this would be in lieu of the regular review cycle that otherwise would have been scheduled for the June 2025 Board meetings and recognizes that the Current Sub-Advisory Agreement otherwise expires by its terms on June 30, 2025.

The Board of the Fund also approved a “new” sub-advisory agreement for the Fund with the Subadviser (referred to here as the “New Sub-Advisory Agreement”) that is substantially identical to the Current Sub-Advisory Agreement and will be effective subsequent to the Transaction, subject to the approval of shareholders of the Fund. The Board also recommended that shareholders of the Fund approve the New Sub-Advisory Agreement.

In response to a letter sent to the Adviser on behalf of the Independent Trustees requesting information about the New Sub-Advisory Agreement and other arrangements and plans, the Trustees were provided with background materials related to the Subadviser and the sub-advisory agreement. The Trustees also had the benefit of presentations and discussions with management of the Adviser and Subadviser throughout the year.

Prior to approving the New Sub-Advisory Agreement, the Independent Trustees met in executive session with their independent counsel to discuss management’s responses to their information request and reviewed their legal and fiduciary obligations and the factors relating to their evaluation and approval. In their deliberations, Trustees attributed different weights to the various factors, and no factor alone was considered dispositive. At the conclusion of their review the Trustees determined that the subadvisory fee was fair and reasonable under the circumstances and within the range of what could be negotiated at arm’s length, and that the approval of the agreement should serve the best interests of the Fund and its shareholders.

The Trustees considered information and views substantially similar to those described above relating to the New Advisory Agreement.

The Trustees considered that the Subadviser is wholly owned by the Adviser, that certain of the operations of the two entities are broadly integrated, and that the Subadviser can be considered to be the “alternative credit” business of the Adviser. Additionally, the Board, including the Independent Trustees, considered the nature, quality, cost and extent of services provided and to be provided under the New Sub-Advisory Agreement (and corresponding services provided by the Adviser). The Trustees commented on the background and experience of the Fund’s portfolio managers and the quality of the Trustees’ meetings with them throughout the year. The Board, including the Independent Trustees, determined, among other things, that the size and nature of the Subadviser’s staff that manage the Fund, and the nature and quality of advisory services provided by the Subadviser, are satisfactory and appropriate.

7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this semiannual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semiannual report.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

No material change to report at this time.

Item 16. Controls and Procedures.

(a) In the opinion of the principal executive officer and principal financial officer, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

8

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR.

(a)(2) Not applicable.

(a)(3)  Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)): Attached hereto.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)): Attached hereto.

9

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Eagle Credit Opportunities Fund

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mehdi Mahmud
Mehdi Mahmud, President

Date September 5, 2025

By (Signature and Title)*	/s/ Brandon Webster
Brandon Webster, Principal Financial Officer

Date September 5, 2025

*Print the name and title of each signing officer under his or her signature.

10